As filed with the Securities and Exchange Commission on September 2, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21079

Trust for Advisor Solutions (Formerly Hatteras Alternative Mutual Funds Trust)
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI			53202
(Address of principal executive offices)			(Zip code)

Stacie L. Lamb, 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-569-2382

Date of fiscal year end:	December 31, 2016

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2016

Hatteras Alpha Hedged Strategies Fund

Hatteras Alternative Multi-Manager Fund

Hatteras Managed Futures Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Event Driven Fund

Hatteras Disciplined Opportunity Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

For the period ended June 30, 2016

Table of Contents

Allocation of Portfolio Assets	1-7
Schedules of Investments	8-43
Statements of Assets and Liabilities	44-46
Statements of Operations	47-48
Statements of Changes in Net Assets	49-55
Notes to Financial Statements	56-85
Expense Example	86
Results of Shareholder Meeting	89
Independent Trustees Approval of Sub-Advisory Agreement	90

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Alternative Multi-Manager Fund

Hatteras Managed Futures Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Event Driven Fund

Hatteras Disciplined Opportunity Fund

Financial Statements

For the six months ended June 30, 2016

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALTERNATIVE MULTI-MANAGER FUND

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS MANAGED FUTURES STRATEGIES FUND

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT EQUITY FUND

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT DEBT FUND

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS EVENT DRIVEN FUND

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS DISCIPLINED OPPORTUNITY FUND

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Shares	Value
Underlying Funds — 99.1%
Hatteras Event Driven Fund — Class Ha,b	2,965,954	$31,461,656
Long/Short Equity[a,b]	6,623,674	50,490,944
Hatteras Managed Futures Strategies Fund — Class Ha,b	3,284,704	24,454,950
Relative Value — Long/Short Debt[a,b]	373,995	3,031,225
Total Underlying Funds (Cost $91,576,071)		$109,438,775
Money Market Funds — 1.1%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class, 0.27%[c]	1,260,348	1,260,348
Total Money Market Funds (Cost $1,260,348)		1,260,348
Total Investments (Cost $92,836,419) — 100.2%		110,699,123
Liabilities in Excess of Other Assets — (0.2)%		(291,924)
Total Net Assets — 100.0%		$110,407,199

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 8 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALTERNATIVE MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Shares	Value
Underlying Funds — 91.5%
Hatteras Event Driven Fund — Class Ha,b	190,623	$2,022,050
Long/Short Equity[a,b]	304,196	2,318,829
Relative Value — Long/Short Debt[a,b]	111,835	906,419
Total Underlying Funds (Cost $4,584,765)		$5,247,298
Money Market Funds — 8.4%
Invesco Advisers, Inc. STIT — Treasury Portfolio — Institutional Class, 0.27%[c]	479,306	479,306
Total Money Market Funds (Cost $479,306)		479,306
Total Investments (Cost $5,064,071) — 99.9%		5,726,604
Other Assets in Excess of Liabilities — 0.1%		12,584
Total Net Assets — 100.0%		$5,739,188

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 8 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)
(Consolidated)

	Shares	Value
Money Market Funds — 68.7%
Invesco Advisers, Inc. STIT — Treasury Portfolio — Institutional Class 0.27%[a,b]	19,399,380	$19,399,380
Total Money Market Funds (Cost $19,399,380)		19,399,380
Other Short-Term Investment Vehicle — 9.1%
Smith Breeden Institutional Short Duration Portfolio[c]	2,500,000	2,557,870
Total Other Short-Term Investment Vehicle (Cost $2,500,000)		2,557,870
Total Investments (Cost $21,899,380) — 77.7%		21,957,250
Other Assets in Excess of Liabilities — 22.3%		6,286,428
Total Net Assets — 100.0%		$28,243,678

Percentages are stated as a percent of net assets.

a  Variable Rate Security. The rate shown represents the rate at June 30, 2016.

b  All or a portion of the shares have been committed as collateral for forward contracts.

c  Security fair valued in good faith pursuant to policies adopted by the Fund's Board of Trustees. The value of these securities total $2,557,870, which represents 9.1% of total net assets.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2016 (Unaudited)
(Consolidated)

	Contracts	Value
Call Options
Natural Gas
Expiration: August 2016, Exercise Price: $2.85	5	$8,050
Expiration: August 2016, Exercise Price: $2.90	5	6,600
Expiration: August 2016, Exercise Price: $2.95	5	5,400
Total Call Options		20,050
Put Options
Natural Gas
Expiration: August 2016, Exercise Price: $2.85	5	4,350
Expiration: August 2016, Exercise Price: $2.90	5	5,400
Expiration: August 2016, Exercise Price: $2.95	5	6,700
Total Put Options		16,450
Total Options Written (Premiums received $36,347) — 0.1%		$36,500

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

FORWARD CONTRACTS

June 30, 2016 (Unaudited)
(Consolidated)

Long Forward Contracts

Settlement Date	Counterparty	Currency to be Delivered	U.S. $ Value June 30, 2016	Currency to be Received	U.S. $ Value June 30, 2016	Unrealized Appreciation (Depreciation)
9/2/16	Jefferies Financial Services, Inc.	3,312,760 U.S. Dollars	$3,312,760	11,781,000 Brazilian Real	$3,594,128	$281,368
9/2/16	Jefferies Financial Services, Inc.	1,353,232 U.S. Dollars	1,353,232	990,000 British Pounds	1,318,729	(34,503)
9/2/16	Jefferies Financial Services, Inc.	152,085 U.S. Dollars	152,085	198,000 Canadian Dollars	153,281	1,196
9/2/16	Jefferies Financial Services, Inc.	1,736,068 U.S. Dollars	1,736,068	1,188,000,000 Chilean Pesos	1,784,329	48,261
9/2/16	Jefferies Financial Services, Inc.	1,017,112 U.S. Dollars	1,017,112	3,069,000,000 Colombian Pesos	1,036,445	19,333
9/2/16	Jefferies Financial Services, Inc.	1,204,421 U.S. Dollars	1,204,421	1,089,000 Euros	1,211,382	6,961
9/2/16	Jefferies Financial Services, Inc.	175,661 U.S. Dollars	175,661	49,500,000 Hungarian Forint	173,949	(1,712)
9/2/16	Jefferies Financial Services, Inc.	2,614,300 U.S. Dollars	2,614,300	178,200,000 Indian Rupee	2,609,868	(4,432)
9/2/16	Jefferies Financial Services, Inc.	2,773,314 U.S. Dollars	2,773,314	37,620,000,000 Indonesian Rupiah	2,814,387	41,073
9/2/16	Jefferies Financial Services, Inc.	1,890,613 U.S. Dollars	1,890,613	198,000,000 Japanese Yen	1,921,449	30,836
9/2/16	Jefferies Financial Services, Inc.	474,940 U.S. Dollars	474,940	8,910,000 Mexican Pesos	484,166	9,227
9/2/16	Jefferies Financial Services, Inc.	1,378,137 U.S. Dollars	1,378,137	44,550,000 New Taiwan Dollars	1,383,056	4,919
9/2/16	Jefferies Financial Services, Inc.	1,666,088 U.S. Dollars	1,666,088	2,376,000 New Zealand Dollars	1,690,742	24,654
9/2/16	Jefferies Financial Services, Inc.	1,045,016 U.S. Dollars	1,045,016	8,910,000 Norwegian Krone	1,064,511	19,495
9/2/16	Jefferies Financial Services, Inc.	594,976 U.S. Dollars	594,976	1,980,000 Peruvian Nuevo Sol	597,982	3,006
9/2/16	Jefferies Financial Services, Inc.	1,380,013 U.S. Dollars	1,380,013	64,350,000 Philippine Peso	1,363,868	(16,145)
9/2/16	Jefferies Financial Services, Inc.	645,719 U.S. Dollars	645,719	2,574,000 Polish Zloty	651,398	5,679
9/2/16	Jefferies Financial Services, Inc.	879,559 U.S. Dollars	879,559	3,564,000 Romanian Leu	875,190	(4,369)
9/2/16	Jefferies Financial Services, Inc.	588,716 U.S. Dollars	588,716	39,600,000 Russian Ruble	608,623	19,907
9/2/16	Jefferies Financial Services, Inc.	883,002 U.S. Dollars	883,002	1,188,000 Singapore Dollars	881,308	(1,694)
9/2/16	Jefferies Financial Services, Inc.	2,802,563 U.S. Dollars	2,802,563	43,560,000 South African Rand	2,917,936	115,373
9/2/16	Jefferies Financial Services, Inc.	2,043,600 U.S. Dollars	2,043,600	2,376,000,000 South Korean Won	2,061,288	17,688
9/2/16	Jefferies Financial Services, Inc.	2,553,826 U.S. Dollars	2,553,826	21,780,000 Swedish Krona	2,581,688	27,862
9/2/16	Jefferies Financial Services, Inc.	3,924,336 U.S. Dollars	3,924,336	3,762,000 Swiss Franc	3,867,061	(57,275)

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

FORWARD CONTRACTS

June 30, 2016 (Unaudited) (continued)
(Consolidated)

Settlement Date	Counterparty	Currency to be Delivered	U.S. $ Value June 30, 2016	Currency to be Received	U.S. $ Value June 30, 2016	Unrealized Appreciation (Depreciation)
9/2/16	Jefferies Financial Services, Inc.	505,675 U.S. Dollars	$505,675	17,820,000 Thai Baht	$506,525	$850
9/2/16	Jefferies Financial Services, Inc.	1,756,774 U.S. Dollars	1,756,774	5,247,000 Turkish Lira	1,796,364	39,590
			$39,352,506		$39,949,653	$597,148

Short Forward Contracts

Settlement Date	Counterparty	Currency to be Delivered	U.S. $ Value June 30, 2016	Currency to be Received	U.S. $ Value June 30, 2016	Unrealized Appreciation (Depreciation)
9/2/16	Jefferies Financial Services, Inc.	990,000 Australian Dollars	$728,233	736,563 U.S. Dollars	$736,563	$(8,330)
9/2/16	Jefferies Financial Services, Inc.	5,346,000 Brazilian Real	1,553,452	1,630,949 U.S. Dollars	1,630,949	(77,497)
9/2/16	Jefferies Financial Services, Inc.	1,485,000 British Pounds	2,093,195	1,978,093 U.S. Dollars	1,978,093	115,102
9/2/16	Jefferies Financial Services, Inc.	3,564,000 Canadian Dollars	2,745,010	2,759,049 U.S. Dollars	2,759,049	(14,039)
9/2/16	Jefferies Financial Services, Inc.	693,000,000 Chilean Pesos	1,025,761	1,040,859 U.S. Dollars	1,040,859	(15,098)
9/2/16	Jefferies Financial Services, Inc.	693,000,000 Colombian Pesos	232,707	234,036 U.S. Dollars	234,036	(1,329)
9/2/16	Jefferies Financial Services, Inc.	2,277,000 Euros	2,551,489	2,532,890 U.S. Dollars	2,532,890	18,600
9/2/16	Jefferies Financial Services, Inc.	148,500,000 Hungarian Forint	536,270	521,846 U.S. Dollars	521,846	14,424
9/2/16	Jefferies Financial Services, Inc.	267,300,000 Indian Rupee	3,905,373	3,914,801 U.S. Dollars	3,914,801	(9,428)
9/2/16	Jefferies Financial Services, Inc.	16,830,000,000 Indonesian Rupiah	1,246,676	1,259,068 U.S. Dollars	1,259,068	(12,392)
9/2/16	Jefferies Financial Services, Inc.	138,600,000 Japanese Yen	1,359,145	1,345,015 U.S. Dollars	1,345,015	14,130
9/2/16	Jefferies Financial Services, Inc.	7,920,000 Mexican Pesos	418,075	430,370 U.S. Dollars	430,370	(12,295)
9/2/16	Jefferies Financial Services, Inc.	60,390,000 New Taiwan Dollars	1,869,968	1,874,810 U.S. Dollars	1,874,810	(4,842)
9/2/16	Jefferies Financial Services, Inc.	1,980,000 New Zealand Dollars	1,403,079	1,408,952 U.S. Dollars	1,408,952	(5,873)
9/2/16	Jefferies Financial Services, Inc.	16,830,000 Norwegian Krone	2,013,013	2,010,745 U.S. Dollars	2,010,745	2,268
9/2/16	Jefferies Financial Services, Inc.	97,020,000 Philippine Peso	2,061,715	2,056,293 U.S. Dollars	2,056,293	5,422
9/2/16	Jefferies Financial Services, Inc.	1,980,000 Polish Zloty	506,254	501,075 U.S. Dollars	501,075	5,179
9/2/16	Jefferies Financial Services, Inc.	6,534,000 Romanian Leu	1,610,656	1,604,516 U.S. Dollars	1,604,516	6,140
9/2/16	Jefferies Financial Services, Inc.	29,700,000 Russian Ruble	452,946	456,467 U.S. Dollars	456,467	(3,521)
9/2/16	Jefferies Financial Services, Inc.	693,000 Singapore Dollars	515,907	514,096 U.S. Dollars	514,096	1,811

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

FORWARD CONTRACTS

June 30, 2016 (Unaudited) (continued)
(Consolidated)

Settlement Date	Counterparty	Currency to be Delivered	U.S. $ Value June 30, 2016	Currency to be Received	U.S. $ Value June 30, 2016	Unrealized Appreciation (Depreciation)
9/2/16	Jefferies Financial Services, Inc.	8,910,000 South African Rand	$580,426	596,850 U.S. Dollars	$596,850	$(16,424)
9/2/16	Jefferies Financial Services, Inc.	3,168,000,000 South Korean Won	2,685,656	2,748,386 U.S. Dollars	2,748,386	(62,730)
9/2/16	Jefferies Financial Services, Inc.	28,710,000 Swedish Krona	3,434,970	3,403,134 U.S. Dollars	3,403,134	31,837
9/2/16	Jefferies Financial Services, Inc.	1,485,000 Swiss Franc	1,524,628	1,526,471 U.S. Dollars	1,526,471	(1,843)
9/2/16	Jefferies Financial Services, Inc.	11,880,000 Thai Baht	335,973	337,683 U.S. Dollars	337,683	(1,711)
			$37,390,577		$37,423,017	$(32,439)
Total Forward Contracts — 2.0%			$76,743,083		$77,372,670	$564,709

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

FUTURES CONTRACTS

June 30, 2016 (Unaudited)
(Consolidated)

	Expiration Month	Contracts	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased[a]
10Yr Mini Jgb	September 2016	21	$3,107,955	$4,744
90-Day Bank Bill	June 2017	41	3,005,191	2,134
Aust 10Y Bond	September 2016	6	438,576	3,010
Aust 3Yr Bond	September 2016	27	1,983,660	(71)
BPCurrency	September 2016	3	248,400	(1,663)
Brent Crude	November 2016	6	303,240	(3,208)
Can 10Yr Bond	September 2016	6	687,519	2,312
Chf Currency	September 2016	1	128,300	(2,340)
Cocoa	September 2016	3	88,890	(5,454)
Cocoa	December 2016	6	176,280	(8,960)
Cocoa	March 2016	38	1,104,660	(53,027)
Cocoa — Ice	July 2016	9	285,754	3,778
Coff Robusta 10Tn	September 2016	3	51,510	1,355
Coffee 'C'	March 2016	5	282,656	4,526
Coffee 'C'	September 2016	6	327,713	14,288
Coffee 'C'	December 2016	21	1,167,863	48,361
Copper	September 2016	18	987,975	23,383
Corn	December 2016	7	129,938	(8,067)
Euro Stoxx 50	September 2016	2	63,367	(4,945)
Euro-Bobl	September 2016	35	5,189,213	16,149
Euro-Btp	September 2016	6	949,573	13,241
Euro-Bund	September 2016	7	1,298,235	12,995
Euro-Oat	September 2016	9	1,605,937	29,651
Ftse 100 Idx	September 2016	12	1,025,999	71,364
Gasoline Rbob	October 2016	3	177,950	(831)
Gasoline Rbob	November 2016	15	877,275	(5,356)
Gold 100 Oz	August 2016	1	132,060	(103)
Jpn Yen Curr	September 2016	2	242,675	145
Lean Hogs	July 2016	6	198,840	(11,689)
Long Gilt	September 2016	3	513,159	10,140
Natural Gas	August 2016	1	29,240	2,227
Natural Gas	October 2016	18	530,640	32,363
Natural Gas	November 2016	21	647,850	18,944
Rapeseed Euro	August 2016	12	240,040	(7,597)
S&P500 Emini	September 2016	3	313,530	(700)
Sgx Nifty 50	July 2016	18	300,078	3,611
Silver	September 2016	4	372,460	22,329
Soybean	November 2016	1	57,663	2,297
Soybean	September 2016	6	348,675	7,758
Soybean Meal	September 2016	38	1,534,060	211
Soybean Oil	September 2016	27	512,892	(9,321)
Sugar #11 (World)	May 2016	3	64,848	2,184
Sugar #11 (World)	March 2016	89	2,036,462	58,764
Us 10Yr Note	September 2016	8	1,063,875	1,328
Us 5Yr Note	September 2016	13	1,588,133	6,038
Us Long Bond	September 2016	2	344,688	715
WTI Crude	October 2016	3	148,770	(1,118)
WTI Crude	November 2016	24	1,203,120	(8,629)
Yen Denom Nikkei	September 2016	3	228,635	7,405
Total Futures Contracts Purchased				$294,671

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

FUTURES CONTRACTS

June 30, 2016 (Unaudited) (continued)
(Consolidated)

	Expiration Month	Contracts	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts[a]
AudUsd Crncy	September 2016	1	$74,240	$58
Brent Crude	September 2016	6	298,260	2,085
C$ Currency	September 2016	1	77,120	168
Cocoa	September 2016	74	2,192,620	113,651
Coffee 'C'	September 2016	27	1,474,706	(62,866)
Corn	September 2016	30	548,250	86,903
Djia Mini E-Cbot	September 2016	1	89,095	(922)
Gasoline Rbob	September 2016	3	189,932	(1,480)
Gasoline Rbob	August 2016	6	378,328	5,150
Kc Hrw Wheat	September 2016	12	253,500	15,055
Live Cattle	August 2016	6	275,580	(3,200)
Low Su Gasoil G	October 2016	9	408,825	(11,841)
Nasdaq 100 E-mini	September 2016	1	88,140	(1,847)
Natural Gas	September 2016	6	175,080	(7,788)
Natural Gas	August 2016	24	701,760	(58,865)
Palladium	September 2016	3	179,205	(17,933)
Soybean	August 2016	9	528,413	(7,679)
Soybean Meal	August 2016	6	243,480	(3,439)
Soybean Oil	August 2016	44	832,392	11,728
Sugar #11 (World)	October 2016	27	614,779	(19,818)
Wheat	September 2016	4	89,100	1,675
Wheat	December 2016	44	1,024,100	91,764
Wheat	March 2016	27	652,388	18,509
WTI Crude	September 2016	12	588,120	8,580
WTI Crude	August 2016	18	869,940	14,171
Yen Denom Nikkei	September 2016	12	914,540	9,867
Total Short Futures Contracts				$181,686
Total Futures Contracts — 0.3%				$476,357

a  ADM Investor Services, Inc. is the counterparty for all futures contracts.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Futures Contracts	Unrealized appreciation on futures contracts	$92,248	Unrealized depreciation on futures contracts	$8,415
Total Equity Contracts		$92,248		$8,415
Commodities Contracts:
Purchased Options	Investments	$—	Written option contracts, at value	$36,500
Futures contracts	Unrealized appreciation on futures contracts*	701,557	Unrealized depreciation on futures contracts*	318,338
Total Commodities Contracts		$701,557		$354,838
Interest Rate Contracts:
Futures contracts	Unrealized appreciation on futures contracts*	$12,995	Unrealized depreciation on futures contracts*	$—
Total Interest Rate Contracts		$12,995		$—
Foreign Exchange Contracts:
Forward Contracts	Unrealized appreciation on forward contracts**	$932,191	Unrealized depreciation on forward contracts**	$367,482
Futures Contracts	Unrealized appreciation on futures contracts	313	Unrealized depreciation on futures contracts	4,003
Total Foreign Exchange Contracts		$932,504		$371,485
Total Derivatives		$1,739,304		$734,738

*  Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Cumulative net appreciation/depreciation is presented on the Statement of Assets and Liabilities.

**  Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Futures Options	$(41,361)
Commodities Contracts:
Futures contracts	$166,724
Written Options	185,219
Total Commodities Contracts	$351,943
Interest Rate Contracts:
Futures contracts	$60,844
Foreign Exchange Contracts:
Futures Contracts	$47,926
Credit Contracts:
Swap contracts	$1,635,723
Total Realized Loss on Derivatives	$2,055,075

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Futures contracts	$83,833
Total Equity Contracts	$83,833
Commodities Contracts:
Futures contracts	$383,219
Written Options	(153)
Total Commodities Contracts	$383,066
Interest Rate Contracts:
Futures contracts	$12,995
Total Interest Rate Contracts	$12,995
Foreign Exchange Contracts:
Forward contracts	564,709
Foreign Exchange Contracts:
Futures contracts	(3,690)
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$1,040,913

The average quarterly market value of purchased and written options during the trailing four quarters ended June 30, 2016 were as follows:

Written options	$9,125

The average quarterly notional amount of futures contracts during the trailing four quarters ended June 30, 2016 were as follows:

Long Futures Contracts
Equity Contracts	$421,188
Interest Rate Contracts	325,201
Commodities Contracts	7,738,461
Foreign Exchange Contracts	117,910
Short Futures Contracts
Equity Contracts	$900,641
Commodities Contracts	2,325,096
Long Forward Contracts
Foreign Exchange Contracts	$9,987,413
Short Forward Contracts
Foreign Exchange Contracts	$9,347,644

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Money Market Funds	$19,399,380	$—	$—	$19,399,380
Other Short-Term Investment Vehicle	—	2,557,870	—	2,557,870
Total Investments in Long Securities	$19,399,380	$2,557,870	$—	$21,957,250
Written Options	$36,500	$—	$—	$36,500
Other Financial Instruments*
Futures Contracts Purchased	$294,671	$—	$—	$294,671
Short Futures Contracts	181,686	—	—	181,686
Long Forward Contracts	597,148	—	—	597,148
Short Forward Contracts	(32,439)	—	—	(32,439)
Total Other Financial Instruments	$1,041,066	$—	$—	$1,041,066

* Includes cumulative appreciation (depreciation) on Other Financial Instruments as reported in their respective Schedules.

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2016 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral (Received) Pledged	Net Amount
Description
Futures Contracts*	$807,114	$—	$807,114	$(330,757)	$—	$476,357
Forward Contracts	932,191	—	932,191	(367,482)	—	564,709
	$1,739,305	$—	$1,739,305	$(698,239)	$—	$1,041,066

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$36,500	$—	$36,500	$—	$(36,500)	$—
Futures Contracts*	330,757	—	330,757	(330,757)	—	—
Forward Contracts	367,482	—	367,482	(367,482)	—	—
	$734,739	$—	$734,739	$(698,239)	$(36,500)	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Variation margin is presented on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Shares	Value
Underlying Funds — 98.2%
Long/Short Equity[a,b]	2,686,245	$20,476,708
Total Underlying Funds (Cost $17,444,660)		$20,476,708
Money Market Funds — 1.9%
Invesco Advisers, Inc. STIT — Treasury Portfolio — Institutional Class, 0.27%[c]	389,116	389,116
Total Money Market Funds (Cost $389,116)		389,116
Total Investments (Cost $17,833,776) — 100.1%		20,865,824
Liabilities in Excess of Other Assets — (0.1%)		(14,579)
Total Net Assets — 100.0%		$20,851,245

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 8 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Shares	Value
Underlying Funds — 89.4%
Relative Value — Long/Short Debt[a,b]	3,905,106	$31,650,885
Total Underlying Funds (Cost $34,822,984)		$31,650,885
Money Market Funds — 10.9%
Invesco Advisers, Inc. STIT — Treasury Portfolio — Institutional Class, 0.27%[c]	3,860,894	3,860,894
Total Money Market Funds (Cost $3,860,894)		3,860,894
Total Investments (Cost $38,683,878) — 100.3%		35,511,779
Liabilities in Excess of Other Assets — (0.3%)		(93,147)
Total Net Assets — 100.0%		$35,418,632

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 8 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Shares	Value
Common Stocks — 76.1%
Airlines — 2.9%
Delta Air Lines, Inc.[d]	20,975	$764,119
Virgin America, Inc.[a]	3,664	205,954
Total Airlines		970,073
Banks — 1.2%
CIT Group, Inc.[d]	12,634	403,151
Biotechnology — 2.2%
Celator Pharmaceuticals, Inc.[a]	3,160	95,369
Medivation, Inc.[a]	10,434	629,170
Total Biotechnology		724,539
Capital Markets — 1.5%
Lazard Ltd.[d]	16,535	492,412
Chemicals — 6.2%
Axiall Corp.	2,654	86,547
Ferro Corp.[a,d]	55,907	748,036
Innophos Holdings, Inc.	1,962	82,816
Monsanto Co.	1,233	127,505
Syngenta AG — ADR	5,115	392,781
Syngenta AG	142	54,506
Valspar Corp.	2,860	308,966
WR Grace & Co.	3,501	256,308
Total Chemicals		2,057,465
Commercial Services & Supplies — 0.8%
Tyco International PLC	6,612	281,671
Construction Materials — 1.9%
Headwaters, Inc.[a]	35,690	640,279
Consumer Finance — 1.8%
Timbercreek Mortgage Investment Corp.[a]	94,018	606,192
Diversified Telecommunication Services — 4.3%
Level 3 Communications, Inc.[a,d]	28,062	1,444,912
Electronic Equipment, Instruments & Components — 0.8%
FEI Co.	1,419	151,663
QLogic Corp.[a]	7,359	108,471
Total Electronic Equipment, Instruments & Components		260,134
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	978	44,137
North American Energy Partners, Inc.	94,959	267,785
Total Energy Equipment & Services		311,922
Food & Staples Retailing — 1.9%
Rite Aid Corp.[a]	86,247	645,990
Food Products — 2.2%
Nomad Foods Ltd.[a]	90,404	721,424
Gas Utilities — 1.2%
AGL Resources, Inc.	6,300	415,611
Health Care Equipment & Supplies — 1.8%
HeartWare International, Inc.[a]	1,761	101,698
Human Touch Common Stock (acquired 8/12/2009 through 10/1/2013, Cost $97,925)[a,e,f]	394	27,605

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Health Care Equipment & Supplies — 1.8% (continued)
LDR Holding Corp.[a]	1,563	$57,753
St. Jude Medical, Inc.	5,504	429,312
Total Health Care Equipment & Supplies		616,368
Health Care Providers & Services — 1.5%
Envision Healthcare Holdings, Inc.[a]	1,989	50,461
ExamWorks Group, Inc.[a]	4,011	139,783
Humana, Inc.	1,760	316,589
Total Health Care Providers & Services		506,833
Hotels, Restaurants & Leisure — 6.7%
ClubCorp Holdings, Inc.[d]	144,310	1,876,030
Diamond Resorts International, Inc.[a,d]	1,215	36,401
Krispy Kreme Doughnuts, Inc.[a]	3,065	64,242
Marriott International, Inc.[d]	1	67
Starwood Hotels & Resorts Worldwide, Inc.	3,469	256,533
Total Hotels, Restaurants & Leisure		2,233,273
Household Durables — 1.4%
Sony Corp. — ADR[a,d]	16,075	471,801
Internet Software & Services — 7.8%
Cvent, Inc.[a]	3,069	109,625
Demandware, Inc.[a]	660	49,434
inContact, Inc.[a]	7,392	102,379
LinkedIn Corp.[a]	1,820	344,435
Marketo, Inc.[a]	4,810	167,484
SciQuest, Inc.[a]	6,039	106,649
Yahoo!, Inc.[a,d]	45,711	1,716,905
Total Internet Software & Services		2,596,911
Machinery — 0.7%
Jason Industries, Inc.[a,d]	65,042	234,802
Media — 1.3%
AMC Networks, Inc.[a]	1,063	64,227
Carmike Cinemas, Inc.[a]	3,516	105,902
DreamWorks Animation SKG, Inc.[a]	2,563	104,750
Twenty-First Century Fox, Inc.	6,147	166,276
Total Media		441,155
Oil, Gas & Consumable Fuels — 10.1%
Athabasca Oil Corp.[a]	203,796	225,572
Cardinal Energy Ltd.[a]	17,974	138,706
HollyFrontier Corp.	1,766	41,978
Memorial Resource Development Corp.[a]	1,832	29,092
Penn West Petroleum Ltd.[d]	1,226,899	1,705,390
Rock Energy, Inc.[a]	948,742	602,166
Whitecap Resources, Inc.[a]	33,611	257,035
Whiting Petroleum Corp.[a,d]	40,436	374,437
Total Oil, Gas & Consumable Fuels		3,374,376
Pharmaceuticals — 0.7%
Depomed, Inc.[a]	9,403	184,487
XenoPort, Inc.[a]	7,152	50,350
Total Pharmaceuticals		234,837

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Real Estate Investment Trusts (REITs) — 6.2%
Dream Global Real Estate Investment Trust[a]	35,800	$259,920
Dream Industrial Real Estate Investment Trust[a]	141,594	956,783
Forest City Realty Trust, Inc.	4,907	109,475
Hatteras Financial Corp.	2,196	36,014
NorthStar Realty Finance Corp.[d]	43,743	499,983
Tier, Inc.	14,173	217,272
Total Real Estate Investment Trusts (REITs)		2,079,447
Software — 1.7%
Ubisoft Entertainment[a]	15,836	576,923
Specialty Retail — 4.3%
CST Brands, Inc.[d]	30,457	1,312,087
Office Depot, Inc.[a]	35,825	118,581
Total Specialty Retail		1,430,668
Technology Hardware, Storage & Peripherals — 1.4%
EMC Corp.	15,914	432,383
Lexmark International, Inc.	1,222	46,131
Total Technology Hardware, Storage & Peripherals		478,514
Textiles, Apparel & Luxury Goods — 0.7%
Tumi Holdings, Inc.[a]	8,283	221,487
Total Common Stocks (Cost $25,955,318)		25,473,170
Preferred Stocks — 0.2%
Health Care Equipment & Supplies — 0.2%
Human Touch Series B Preferred Stock, 5.000% (Acquired 8/12/2009 through 10/1/2013, Cost $195,800)[e,f]	787	59,028
Total Preferred Stocks (Cost $195,800)		59,028
	Principal Amount
Corporate Bonds — 5.0%
Oil, Gas & Consumable Fuels — 2.7%
Lightstream Resources Ltd. 9.875%, 06/15/2019[g]	$937,074	518,319
8.625%, 02/01/2020 (Acquired 02/03/2015 through 03/12/2015, Cost $3,191,273)[b,d,g]	4,307,451	323,059
Memorial Resource Development Corp. 5.875%, 07/01/2022	66,000	66,000
Total Oil, Gas & Consumable Fuels		907,378
Paper & Forest Products — 2.0%
Millar Western Forest Products Ltd. 8.500%, 04/01/2021 (Acquired 12/16/2015, Cost 792,317)[f]	1,410,000	655,650
Verso Paper Holdings LLC/Verso Paper, Inc. 11.375%, 08/01/2016[g]	925,000	1,388
11.750%, 01/15/2019[g]	950,000	1,781
Total Paper & Forest Products		658,819
Personal Products — 0.3%
Elizabeth Arden, Inc. 7.375%, 03/15/2021	99,000	101,227
Total Corporate Bonds (Cost $6,272,001)		1,667,424

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Principal Amount	Value
Escrow Notes — 0.0%
Lear Corp.[a,e]	$1,000,000	$100
Smurfit-Stone Container Corp.[a,d,e]	7,125	0
Total Escrow Notes (Cost $0)		100
	Shares
Closed End Funds — 0.3%
American Capital Ltd.[a]	5,968	94,473
Total Closed End Funds (Cost $95,201)		94,473
Rights — 0.6%
Ambit Biosciences Corp.[a,e]	1,500	900
Chelsea Therapeutics International Ltd.[a,e]	1,000	110
Contra Teva Pharmaceuticals, Inc.[a,e]	71,885	38,099
Durata Therapeutics, Inc.[a,e]	10,000	0
Leap Wireless International, Inc. CVR[a,e]	60,000	151,200
Omthera Pharmaceuticals[a,e]	100	60
Trius Therapeutics, Inc.[a,e]	70,000	9,100
Total Rights (Cost $0)		199,469
	Contracts
Purchased Options — 1.0%[a]
Call Options — 0.5%
iPath S&P 500 VIX Short-Term Futures ETN
Expiration: July 2016, Exercise Price: $14.00	17	1,496
Diamond Resorts International, Inc.
Expiration: July 2016, Exercise Price: $20.00	64	62,720
Expiration: July 2016, Exercise Price: $22.50	146	108,040
Fiat Chrysler Automobiles NV
Expiration: January 2017, Exercise Price: $20.00	111	555
HollyFrontier Corp.
Expiration: July 2016, Exercise Price: $34.00	20	500
Monsanto Co.
Expiration: July 2016, Exercise Price: $115.00	9	405
Mylan NV
Expiration: July 2016, Exercise Price: $50.00	3	3
Expiration: July 2016, Exercise Price: $51.00	6	36
Expiration: August 2016, Exercise Price: $51.00	2	39
PowerShares DB US Dollar Index Bullish Fund
Expiration: September 2016, Exercise Price: $25.00	347	12,145
Total Call Options		185,939
Put Options — 0.5%
Financial Select Sector SPDR ETF
Expiration: September 2016, Exercise Price: $22.00	81	4,455
iShares Russell 2000 ETF
Expiration: July 2016, Exercise Price: $107.00	248	14,384
SPDR S&P 500 ETF Trust
Expiration: July 2016, Exercise Price: $190.00	81	2,916

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Contracts	Value
Put Options — 0.5%
Expiration: July 2016, Exercise Price: $203.00	17	$1,139
Expiration: August 2016, Exercise Price: $205.00	486	137,052
Total Put Options		159,946
Total Purchased Options (Cost $318,412)		345,885
Money Market Funds — 10.4%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class 0.27%[c]	3,466,471	3,466,471
Total Money Market Funds (Cost $3,466,471)		3,466,471
Total Investments (Cost $36,303,203) — 93.6%		31,306,020
Other Assets in Excess of Liabilities — 6.4%		2,157,275
Total Net Assets — 100.0%		$33,463,295

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt

CVR  Contingent Value Rights

a  Non-income producing.

b  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the value of these securities total $323,059 which represents 1.0% of total net assets.

c  Variable Rate Security. The rate shown represents the rate at June 30, 2016.

d  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $12,039,824.

e  Security classified as Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2016, the market value of these securities total $286,202 which represents less than 0.9% of total net assets.

f  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the value of these securities total $742,283 which represents 2.2% of total net assets.

g  Default or other conditions exist and security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2016 (Unaudited)

	Shares	Value
Common Stocks — 26.7%
Aerospace & Defense — 0.3%
The Boeing Co.	709	$92,078
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	628	46,629
Auto Components — 1.0%
Johnson Controls, Inc.	7,617	337,128
Automobiles — 0.5%
AutoCanada, Inc.	9,716	166,577
Banks — 0.8%
Canadian Imperial Bank of Commerce	3,608	271,001
Building Products — 0.5%
A.O. Smith Corp.	2,025	178,423
Chemicals — 0.5%
H.B. Fuller Co.	3,480	153,085
Containers & Packaging — 1.7%
Ball Corp.	2,399	173,424
Intertape Polymer Group, Inc.	25,003	407,959
Total Containers & Packaging		581,383
Diversified Financial Services — 0.1%
Denali Holding, Inc.	568	20,150
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	9,692	281,165
Energy Equipment & Services — 2.1%
Halliburton Co.	1,096	49,638
Helmerich & Payne, Inc.	9,542	640,554
Total Energy Equipment & Services		690,192
Food Products — 1.2%
General Mills, Inc.	1,127	80,377
The Hershey Co.	565	64,122
Nomad Foods Ltd.	30,808	245,848
Total Food Products		390,347
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	4,793	188,413
Health Care Providers & Services — 0.7%
Aetna, Inc.	1,473	179,897
Amsurg Corp.	664	51,487
Total Health Care Providers & Services		231,384
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc.	2,775	184,427
Marriott Vacations Worldwide Corp.	4,255	291,425
The Cheesecake Factory	2,129	102,490
Total Hotels, Restaurants & Leisure		578,342
Internet Software & Services — 3.6%
Alibaba Group Holding, Ltd. — ADR	15,156	1,205,357

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Iron & Steel — 0.4%
Labrador Iron Ore Royalty Corp.	13,957	$134,066
Machinery — 2.6%
Caterpillar, Inc.	6,283	476,314
Kone Corp.	6,477	298,917
Navistar International Corp.	9,212	107,689
Total Machinery		882,920
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.	10,124	242,976
TECO Energy, Inc.	11,222	310,176
Total Multi-Utilities		553,152
Oil, Gas & Consumable Fuels — 2.7%
Exxon Mobil Corp.	2,431	227,882
Lightstream Resources Ltd.	5,019	738
Pengrowth Energy Corp.	19,423	35,480
Prairiesky Royalty Ltd.	8,909	169,085
Raging River Exploration, Inc.	51,185	407,277
Range Resources Corp.	687	29,637
Valero Energy Corp.	848	43,248
Total Oil, Gas & Consumable Fuels		913,347
Pharmaceuticals — 0.4%
Mylan NV	1,800	77,832
Valeant Pharmaceuticals International, Inc.	3,324	66,945
Total Pharmaceuticals		144,777
Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	2,173	24,055
Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc.	721	27,831
Software — 0.2%
VMware, Inc.	1,040	59,509
Specialty Retail — 0.8%
Murphy USA, Inc.	2,659	197,191
Staples, Inc.	7,675	66,159
Total Specialty Retail		263,350
Thrifts & Mortgage Finance — 0.1%
Home Capital Group, Inc.	1,369	33,930
Trading Companies & Distributors — 1.5%
Finning International, Inc.	30,536	497,293
Total Common Stocks (Proceeds $8,339,762)		8,945,884
Exchange Traded Funds — 11.6%
Industrial Select Sector SPDR Fund	9,022	504,871
iShares Russell 2000 ETF	4,050	465,628
SPDR S&P 500 ETF Trust	13,856	2,903,248
Total Exchange Traded Funds (Proceeds $3,751,153)		3,873,747

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2016 (Unaudited) (continued)

	Principal Amount	Value
Corporate Bonds — 0.5%
Pharmaceuticals — 0.5%
Concordia International Corp. 9.500%, 10/21/2022	$161,349	$151,265
Total Corporate Bonds (Proceeds $154,080)		151,265
	Shares
Closed End Funds — 0.1%
Ares Capital Corp.	2,883	40,938
Total Closed End Funds (Proceeds $41,694)		40,938
Total Securities Sold Short (Proceeds $12,286,689) — 38.9%		$13,011,834

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2016 (Unaudited)

	Contracts	Value
Call Options
CIT Group, Inc.
Expiration: July 2016, Exercise Price: $34.00	18	$225
Diamond Resorts International, Inc.
Expiration: November 2016, Exercise Price: $35.00	215	2,150
Monsanto Co.
Expiration: July 2016, Exercise Price: $125.00	9	180
Office Depot, Inc.
Expiration: July 2016, Exercise Price: $7.00	33	83
PowerShares DB US Dollar Index Bullish Fund
Expiration: September 2016, Exercise Price: $26.00	347	3,817
Whiting Petroleum Corp.
Expiration: July 2016, Exercise Price: $12.50	14	70
Total Call Options		6,525
Put Options
CIT Group, Inc.
Expiration: July 2016, Exercise Price: $29.00	14	210
Financial Select Sector SPDR ETF
Expiration: September 2016, Exercise Price: $20.00	81	1,458
Helmerich & Payne, Inc.
Expiration: July 2016, Exercise Price: $60.00	43	1,290
iShares Russell 2000 ETF
Expiration: July 2016, Exercise Price: $101.00	248	6,200
Office Depot, Inc.
Expiration: July 2016, Exercise Price: $5.00	7	1,155
SPDR S&P 500 ETF Trust
Expiration: August 2016, Exercise Price: $195.00	486	58,320
Expiration: July 2016, Exercise Price: $198.00	81	6,723
Total Put Options		75,356
Total Options Written (Premiums received $117,894) — (0.2)%		$81,881

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SWAP CONTRACTS

June 30, 2016 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Termination Dates	Financing Rate	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
BNP Paribas SA	Asciano Ltd.	Receive	5/3/2017	2.610%	$142,449	$(2,146)
BNP Paribas SA	Darty PLC	Receive	5/4/2017 - 6/5/2017	1.410%	46,825	7,378
BNP Paribas SA	Delhaize	Receive	4/5/2017	0.150%	72,994	2,530
BNP Paribas SA	Gategroup Holding AG	Receive	6/6/2017 - 7/5/2017	0.130%	148,755	(5,773)
BNP Paribas SA	Gategroup Holding AG	Receive	7/5/2017	-0.020%	28,284	(909)
BNP Paribas SA	Home Retail Group	Receive	4/5/2017	1.010%	66,354	(13,127)
BNP Paribas SA	Kabel Deutschland Holding AG	Receive	6/5/2017	0.550%	155,165	(940)
BNP Paribas SA	Kuka AG	Receive	7/5/2016	0.550%	51,833	(289)
BNP Paribas SA	Meda AB Series A	Receive	4/5/2017 - 6/5/2017	0.910%	428,217	14,509
BNP Paribas SA	Meda AB Series A	Receive	8/3/2017	0.310%	5,349	(123)
BNP Paribas SA	Meda AB Series A	Receive	8/3/2017	0.300%	131,212	(1,047)
BNP Paribas SA	Meda AB Series A	Receive	7/5/2017	0.290%	72,642	(937)
BNP Paribas SA	Meda AB Series A	Receive	7/5/2017	0.140%	12,911	(233)
BNP Paribas SA	Rexam PLC	Receive	4/5/2017 - 5/4/2017	1.410%	458,432	6,078
BNP Paribas SA	SABMiller PLC	Receive	4/5/2017 - 8/3/2017	1.410%	470,113	(10,777)
BNP Paribas SA	SABMiller PLC	Receive	4/5/2017 - 8/3/2017	1.260%	510,353	(19,728)
BNP Paribas SA	SABMiller PLC	Receive	9/5/2017	0.900%	33,184	68
BNP Paribas SA	Saft Groupe SA	Receive	7/5/2017 - 8/3/2017	0.550%	27,607	(1,269)
BNP Paribas SA	Wincor Nixdorf AG	Receive	5/4/2017 - 6/5/2017	0.550%	75,225	(1,153)
Total Long Total Return Swap Contracts — (0.1)%						$(27,888)
Short Total Return Swap Contracts
BNP Paribas SA	Aixtron SE	Pay	8/3/2017	-5.850%	57,525	3,516
BNP Paribas SA	J Sainsbury PLC	Pay	5/4/2017	-0.990%	32,130	8,709
BNP Paribas SA	Koninklijke Ahold NV	Pay	4/5/2017	-0.770%	72,497	(206)
Total Short Total Return Swap Contracts — 0.0%						$12,019
The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$345,885
Written Options			Written option contracts, at value	$81,881
Total Equity Contracts		$345,885		$81,881
Credit Contracts:
Swap Contracts	Unrealized gain on swap contracts	$42,788	Unrealized loss on swap contracts	$58,657
Total Derivatives		$388,673		$140,538

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(231,546)
Written Options	(408,732)
Total Equity Contracts	$(640,278)
Foreign Exchange Contracts:
Forward contracts	$(43,231)
Credit Contracts:
Swap contracts	(4,729)
Total Realized Gain on Derivatives	$(688,238)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$188,026
Written Options	(95,550)
Total Equity Contracts	$92,476
Foreign Exchange Contracts:
Forward contracts	$4,214
Credit Contracts:
Swap contracts	(15,869)
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$80,821

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The average quarterly market value of purchased and written options during the trailing four quarters ended June 30, 2016 were as follows:

Purchased options	$470,674
Written options	$265,448

The average quarterly notional amount of swap contracts during the trailing four quarters ended June 30, 2016 were as follows:

Swaps	$3,858,582
Forward Contracts	$3,299,579

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016 (Unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$24,814,136	$631,429	(1)	$27,605	(2)	$25,473,170
Preferred Stocks	—	—		59,028		59,028
Corporate Bonds	—	1,667,424		—		1,667,424
Escrow Notes	—	—		100		100
Closed End Funds	94,473	—		—		94,473
Rights	—	—		199,469		199,469
Purchased Options	282,587	63,298		—		345,885
Money Market Funds	3,466,471	—		—		3,466,471
Total Long Investments in Securities	$28,657,667	$2,362,151		$286,202		$31,306,020
Securities Sold Short:
Common Stocks	$8,626,817	$319,067	(1)	$—		$8,945,884
Exchange Traded Funds	3,873,747	—		—		3,873,747
Corporate Bonds	—	151,265		—		151,265
Closed End Funds	40,938	—		—		40,938
Total Securities Sold Short	$12,541,502	$470,332		$—		$13,011,834
Written Options	$81,293	$588		$—		$81,881
Other Financial Instruments(3)
Total Return Swap Buy Contracts	$—	$(27,888)		$—		$(27,888)
Total Return Swap Sell Contracts	—	12,019		—		12,019
Total Other Financial Instruments	$—	$(15,869)		$—		$(15,869)

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

(1)  The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Chemicals	$54,506	$—
Diversified Financial Services	—	20,150
Machinery	—	298,917
Software	576,923	—
	$631,429	$319,067

(2)  The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Health Care Equipment & Supplies	$27,605
$27,605

(3)  Includes cumulative appreciation/depreciation on Other Financial Instruments as reported in their respective Schedules.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at fair value
Balance as of December 31, 2015	$287,803
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation	(1,601)
Purchases	—
Sales	—
Transfer into Level 3	—
Balance as of June 30, 2016	$286,202
Change in unrealized appreciation/ depreciation during the period for level 3 investments held at June 30, 2016	$(1,601)

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

Type of Security	Fair Value at June 30, 2016	Valuation Techniques	Unobservable Input	Range
Common Stocks	$27,605	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%
Preferred Stocks	59,028	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%
Escrow	100	Consensus pricing	Third party & broker quoted inputs	NA
Rights	199,469	Expected Future Cash Flows	Likelihood of future cash flow to be received	None

The significant unobservable inputs used in the fair value measurement of the Fund's escrowed securities are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's common stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Advisor and the Fund's third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2016 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	$42,788	$—	$42,788	$(42,788)	$—	$—
	$42,788	$—	$42,788	$(42,788)	$—	$—

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Written Options	$81,881	$—	$81,881	$—	$(81,881)	$—
Total Return Swap Contracts	58,657	—	58,657	(42,788)	—	15,869
	$140,538	$—	$140,538	$(42,788)	$(81,881)	$15,869

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Contracts	Value
Purchased Options — 107.0%
Call Options — 103.3%[a]
S&P 500 Composite Stock Price Index
Expiration July 2016, Exercise Price: $27.15	130	$2,373,697
Expiration July 2016, Exercise Price: $27.50	35	637,848
Expiration July 2016, Exercise Price: $208.25	130	39,470
Expiration July 2016, Exercise Price: $211.00	35	4,793
Expiration August 2016, Exercise Price: $27.35	77	1,402,163
Expiration August 2016, Exercise Price: $27.50	105	1,910,466
Expiration August 2016, Exercise Price: $209.77	77	28,782
Expiration August 2016, Exercise Price: $211.00	105	31,717
Expiration September 2016, Exercise Price: $25.70	100	1,832,792
Expiration September 2016, Exercise Price: $26.40	65	1,186,771
Expiration September 2016, Exercise Price: $197.15	100	145,638
Expiration September 2016, Exercise Price: $202.50	65	66,593
Expiration October 2016, Exercise Price: $26.40	125	2,278,699
Expiration October 2016, Exercise Price: $26.45	40	728,984
Expiration October 2016, Exercise Price: $202.50	125	142,113
Expiration October 2016, Exercise Price: $202.65	40	45,030
Expiration November 2016, Exercise Price: $26.45	140	2,546,128
Expiration November 2016, Exercise Price: $26.70	25	454,042
Expiration November 2016, Exercise Price: $202.65	140	170,346
Expiration November 2016, Exercise Price: $204.75	25	26,688
Expiration December 2016, Exercise Price: $24.45	90	1,651,194
Expiration December 2016, Exercise Price: $26.70	70	1,268,557
Expiration December 2016, Exercise Price: $186.60	90	230,063
Expiration December 2016, Exercise Price: $204.75	70	80,299
Expiration January 2017, Exercise Price: $24.45	160	2,930,652
Expiration January 2017, Exercise Price: $186.60	160	416,872
Expiration February 2017, Exercise Price: $26.20	160	2,896,836
Expiration February 2017, Exercise Price: $201.00	160	249,538
Expiration March 2017, Exercise Price: $27.13	170	3,054,483
Expiration March 2017, Exercise Price: $208.00	170	196,780
Expiration April 2017, Exercise Price: $26.85	156	2,803,400
Expiration April 2017, Exercise Price: $205.75	156	214,340
Expiration May 2017, Exercise Price: $27.15	155	2,775,590
Expiration May 2017, Exercise Price: $208.30	155	198,292
Total Call Options		35,019,658
Put Options — 3.7%[a]
S&P 500 Composite Stock Price Index
Expiration July 2016, Exercise Price: $208.25	130	19,693
Expiration July 2016, Exercise Price: $211.00	35	9,091
Expiration August 2016, Exercise Price: $209.77	77	30,467
Expiration August 2016, Exercise Price: $211.00	105	46,922
Expiration September 2016, Exercise Price: $197.15	100	25,299
Expiration September 2016, Exercise Price: $202.50	65	23,106
Expiration October 2016, Exercise Price: $202.50	125	60,612
Expiration October 2016, Exercise Price: $202.65	40	19,548
Expiration November 2016, Exercise Price: $202.65	140	85,495
Expiration November 2016, Exercise Price: $204.75	25	16,774
Expiration December 2016, Exercise Price: $186.60	90	34,096
Expiration December 2016, Exercise Price: $204.75	70	54,571
Expiration January 2017, Exercise Price: $186.60	160	71,595

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Contracts	Value
Put Options — 3.7%[a] (continued)
S&P 500 Composite Stock Price Index (continued)
Expiration February 2017, Exercise Price: $201.00	160	$138,539
Expiration March 2017, Exercise Price: $208.00	170	203,289
Expiration April 2017, Exercise Price: $205.75	156	187,391
Expiration May 2017, Exercise Price: $208.30	155	214,913
Total Put Options		1,241,402
Total Purchased Options (Cost $35,903,570)		36,261,060
Money Market Funds — 2.6%
Invesco Advisers, Inc. STIT — Treasury Portfolio — Institutional Class, 0.27%[b]	523,001	523,001
BlackRock Liquidity Funds T-Fund — Cash Management — Intitutional Class, 0.04%[b]	373,987	373,987
Total Money Market Funds (Cost $896,988)		896,988
Total Investments (Cost $36,800,558) — 109.6%		37,158,048
Liabilities in Excess of Other Assets — (9.6)%		(3,211,982)
Total Net Assets — 100.0%		$33,946,066

Percentages are stated as a percent of net assets.

a  Non-income producing.

b  Variable Rate Security. The rate shown represents the rate at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2016 (Unaudited)

	Contracts	Value
Options Written — 9.3%
Call Options — 7.6%
S&P 500 Composite Stock Price Index
Expiration: July 2016, Exercise Price: $218.25	260	$1,084
Expiration: July 2016, Exercise Price: $219.30	70	199
Expiration: August 2016, Exercise Price: $217.80	154	8,006
Expiration: August 2016, Exercise Price: $220.10	210	5,004
Expiration: September 2016, Exercise Price: $205.80	200	155,976
Expiration: September 2016, Exercise Price: $211.00	130	57,457
Expiration: October 2016, Exercise Price: $211.80	250	129,548
Expiration: October 2016, Exercise Price: $212.00	80	40,556
Expiration: November 2016, Exercise Price: $212.75	280	158,881
Expiration: November 2016, Exercise Price: $214.40	50	24,022
Expiration: December 2016, Exercise Price: $196.96	180	308,854
Expiration: December 2016, Exercise Price: $215.35	140	72,302
Expiration: January 2017, Exercise Price: $197.57	320	555,215
Expiration: February 2017, Exercise Price: $210.02	320	308,288
Expiration: March 2017, Exercise Price: $216.20	340	238,594
Expiration: April 2017, Exercise Price: $214.30	312	273,604
Expiration: May 2017, Exercise Price: $217.25	310	245,403
Total Call Options		2,582,994
Put Options — 1.7%
S&P 500 Composite Stock Price Index
Expiration: July 2016, Exercise Price: $187.43	130	801
Expiration: July 2016, Exercise Price: $189.90	35	275
Expiration: August 2016, Exercise Price: $188.79	77	4,527
Expiration: August 2016, Exercise Price: $189.90	105	6,738
Expiration: September 2016, Exercise Price: $177.44	100	7,891
Expiration: September 2016, Exercise Price: $182.25	65	6,776
Expiration: October 2016, Exercise Price: $182.25	125	21,782
Expiration: October 2016, Exercise Price: $182.39	40	7,018
Expiration: November 2016, Exercise Price: $182.39	140	34,932
Expiration: November 2016, Exercise Price: $184.28	25	6,775
Expiration: December 2016, Exercise Price: $167.94	90	16,305
Expiration: December 2016, Exercise Price: $184.28	70	24,197
Expiration: January 2017, Exercise Price: $167.94	160	35,961
Expiration: February 2017, Exercise Price: $180.90	160	69,841
Expiration: March 2017, Exercise Price: $187.20	170	104,903
Expiration: April 2017, Exercise Price: $185.18	156	101,160
Expiration: May 2017, Exercise Price: $187.47	155	118,988
Total Put Options		568,869
Total Options Written (Premiums received $4,127,271) — 9.3%		$3,151,863

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets and liabilities as of June 30, 2016 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$36,261,060	$—	$36,261,060
Money Market Funds	896,988	—	—	896,988
Total Investments	$896,988	$36,261,060	$—	$37,158,048
Options Written	$—	$3,151,863	$—	$3,151,863

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflects margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2016 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Purchased Options	$36,261,060	$—	$36,261,060	$(3,151,863)	$—	$33,109,197
	$36,261,060	$—	$36,261,060	$(3,151,863)	$—	$33,109,197

Liabilities:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	Statement of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Options Written	$3,151,863	$—	$3,151,863	$(3,151,863)	$—	$—
	$3,151,863	$—	$3,151,863	$(3,151,863)	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Alpha	Alternative Multi-Manager	Managed Futures	Long/Short Equity	Long/Short Debt	Event Driven	Disciplined Opportunity
Assets:
Investments in affiliated Portfolios, at value (cost $91,576,071, $4,584,765, $0, $17,444,660, $34,822,984, $0, $0)	$109,438,775	$5,247,298	$—	$20,476,708	$31,650,885	$—	$—
Investments in unaffiliated securities, at value (cost $1,260,348, $479,306, $21,899,380, $389,116, $3,860,894, $36,303,203, $36,800,558)	1,260,348	479,306	21,957,250	389,116	3,860,894	31,306,020	37,158,048
Foreign currency, at value (cost $0, $0, $428,008, $0, $0, $0, $0)	—	—	426,843	—	—	—	—
Cash	—	—	2,320,000	—	—	1,236,102	—
Unrealized gain on swap contracts	—	—	—	—	—	42,788	—
Receivable for investments sold	267,612	15,832	—	381,155	138,937	3,772,467	85
Restricted Cash	—	—	3,040,302	—	—	14,736,459	—
Receivable from Advisor	—	—	—	—	153,361	—	—
Receivable for forward contracts	—	—	932,191	—	—	—	—
Receivable for variation margin	—	—	21,124	—	—	—	—
Receivable for Fund shares issued	15,423	—	19,000	—	—	—	—
Dividends and interest receivable	299	127	4,762	218	1,179	232,294	—
Prepaid Expenses	—	—	—	—	—	—	17,757
Total Assets	110,982,457	5,742,563	28,721,472	21,247,197	35,805,256	51,326,130	37,175,890
Liabilities:
Securities sold short, at value (proceeds $0, $0, $0, $0, $0, $12,286,689, $0)	—	—	—	—	—	13,011,834	—
Payable to broker for spot trades	—	—	—	—	—	3,000,525	—
Written option contracts, at value (premiums received $0, $0, $36,347, $0, $0, $117,894, $4,127,271)	—	—	36,500	—	—	81,881	3,151,863
Payable for investments purchased	—	—	31,122	—	—	1,590,291	—
Payable for Fund shares redeemed	441,564	3	—	346,479	309,352	—	2,232
Swap payments received	—	—	—	—	—	41,321	—
Unrealized loss on swap contracts	—	—	—	—	—	58,657	—
Payable for forward contracts	—	—	367,482	—	—	—	—
Payable to broker for interest and dividends on securities sold short	—	—	—	—	—	24,833	—
Accrued interest expense for credit facility	—	48	—	—	—	—	—
Accrued management fee	23,231	1,380	42,690	—	—	46,806	21,480
Accrued distribution fee	35,696	—	—	38,796	51,928	—	25
Accrued shareholder servicing fee	2,653	—	—	—	—	—	—
Accrued operating services fee	72,114	1,944	—	10,677	25,344	6,687	—
Accrued expenses and other liabilities	—	—	—	—	—	—	54,224
Total Liabilities	575,258	3,375	477,794	395,952	386,624	17,862,835	3,229,824
Net Assets	$110,407,199	$5,739,188	$28,243,678	$20,851,245	$35,418,632	$33,463,295	$33,946,066

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited) (continued)

	Alpha	Alternative Multi-Manager	Managed Futures	Long/Short Equity	Long/Short Debt	Event Driven	Disciplined Opportunity
Net Assets Consist of:
Shares of beneficial interest	$87,972,866	$2,103,043	$25,794,171	$19,916,023	$51,005,800	$44,330,873	$33,575,943
Undistributed net investment income (loss)	(1,244,703)	(62,106)	(206,938)	(98,913)	(1,005,062)	737,175	(290,143)
Accumulated net realized gain (loss)	5,816,332	3,035,718	1,558,827	(1,997,913)	(11,410,007)	(6,041,806)	(672,632)
Net unrealized appreciation (depreciation) on:
Investments in affiliated Funds and Portfolios	17,862,704	662,533	—	3,032,048	(3,172,099)	—	—
Investments in unaffiliated issuers	—	—	57,870	—	—	(4,997,183)	357,490
Short positions	—	—	—	—	—	(725,145)	—
Foreign currency and foreign currency translation	—	—	(1,165)	—	—	139,237	—
Written option contracts	—	—	(153)	—	—	36,013	975,408
Swap contracts	—	—	—	—	—	(15,869)	—
Futures contracts	—		—	476,357	—	—	—
Forward contracts	—	—	564,709	—	—	—	—
Total Net Assets	$110,407,199	$5,739,188	$28,243,678	$20,851,245	$35,418,632	$33,463,295	$33,946,066
No Load Shares
Net assets	$12,700,770	—	—	—	—	—	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	1,208,981	—	—	—	—	—	—
Net asset value, redemption price and offering price per share	$10.51	—	—	—	—	—	—
Class A Shares
Net assets	$4,377,708	—	—	$2,306,821	$9,474,099	—	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	420,084	—	—	268,676	1,285,875	—	—
Net asset value and redemption price per share	$10.42	—	—	$8.59	$7.37	—	—
Maximum offering price per share ($10.42 divided by 0.9525, $8.59 divided by 0.9525, $7.37 divided by 0.9525)	$10.94	—	—	$9.02	$7.74	—	—
Class C Shares
Net assets	$15,840,540	—	—	—	$6,196,185	—	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	1,600,850	—	—	—	845,085	—	—
Net asset value, redemption price and offering price per share	$9.90	—	—	—	$7.33	—	—
Institutional Class Shares
Net assets	$77,488,181	$5,739,188	$3,788,299	$18,544,424	$19,748,348	—	$33,946,066
Shares outstanding (unlimited shares authorized, $0.001 par value)	7,258,833	673,360	508,859	2,123,158	2,607,878	—	3,321,306
Net asset value, redemption price and offering price per share	$10.68	$8.52	$7.44	$8.73	$7.57	—	$10.22

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited) (continued)

	Alpha	Alternative Multi-Manager	Managed Futures	Long/Short Equity	Long/Short Debt	Event Driven	Disciplined Opportunity
Class H Shares
Net assets	$—	$—	$24,455,379	$—	$—	$33,463,295	$—
Shares outstanding (unlimited shares authorized, $0.001 par value)	—	—	3,284,704	—	—	3,156,577	—
Net asset value, redemption price and offering price per share	—	—	$7.45	—	—	$10.60	—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF OPERATIONS

	For the Six Months Ended June 30, 2016 (Unaudited)
	Alpha	Alternative Multi-Manager	Managed Futures	Long/Short Equity	Long/Short Debt	Event Driven	Disciplined Opportunity
Investment Income:
Dividend Income (net of foreign withholding tax of $0, $0, $0, $0, $0, $104,362, $0)	$—	$—	$—	$—	$—	$234,797	$—
Interest income from unaffiliated securities	1,596	894	11,093	898	5,100	292,475	964
Total Investment Income	1,596	894	11,093	898	5,100	527,272	964
Expenses:
Shareholder servicing fees (No Load Shares)	19,454	—	—	—	—	—	—
Distribution fees (Class A Shares)	7,121	—	—	6,175	19,415	—	—
Distribution fees (Class C Shares)	93,226	—	—	—	52,926	—	—
Management Fees	222,907	28,903	121,765	—	—	405,416	207,824
Operating services fees (No Load Shares)	123,724		—	—	—	—	—
Operating services fees (Class A Shares)	45,292	—	—	20,748	65,233	—	—
Operating services fees (Class C Shares)	148,230	—	—	—	44,457	—	—
Operating services fees (Institutional Shares)	581,365	85,553	4,538	85,660	128,092	—	2,765
Operating services fees (Class H Shares)	—	—	16,254	—	—	57,917	—
Accounting Fees	—	—	—	—	—	—	75,001
Audit Fees	—	—	—	—	—	—	9,448
Chief compliance officer fees	—	—	—	—	—	—	3,853
Custody fees	—	—	—	—	—	—	1,404
Trustees' fees	—	—	—	—	—	—	16,201
Registration fees	—	—	—	—	—	—	13,760
Legal fees	—	—	—	—	—	—	9,151
Printing fees	—	—	—	—	—	—	12,953
Transfer agent fees	—	—	—	—	—	—	7,551
Total operating expenses before interest and tax expense	1,241,319	114,456	142,557	112,583	310,123	463,333	359,911
Interest expense and fees on credit facility	12,491	2,491	—	5,024	13,533	—	170
Dividends and interest on Short Positions	—	—	77,620	—	—	339,202	—
Total Expenses	1,253,810	116,947	220,177	117,607	323,656	802,535	360,081
Fees Recouped (Waived)	(235,413)	(80,547)	(2,146)	(17,796)	(28,758)	—	(68,974)
Net Expenses	1,018,397	36,400	218,031	99,811	294,898	802,535	291,107
Net Investment Income (Loss)	(1,016,801)	(35,506)	(206,938)	(98,913)	(289,798)	(275,263)	(290,143)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gains (Losses) on:
Investments in affiliated portfolios	27,341,687	3,109,724	(23,695)	(2,083,304)	(11,563,368)	—	—
Investments in unaffiliated issuers	—	—	(480,999)	—	—	(5,235,664)	(2,295,072)

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF OPERATIONS

(continued)

	For the Six Months Ended June 30, 2016 (Unaudited)
	Alpha	Alternative Multi-Manager	Managed Futures	Long/Short Equity	Long/Short Debt	Event Driven	Disciplined Opportunity
Foreign currency and foreign currency translation	$—	$—	$8,678	$—	$—	$(275,398)	$—
Short positions	—	—	—	—	—	4,002,627	—
Written Option Contracts	—	—	185,219	—	—	(408,732)	2,312,302
Swap contracts	—	—	1,635,723	—	—	(4,729)	—
Futures contracts	—	—	234,133	—	—	—	—
Forward contracts	—	—	—	—	—	(43,231)	—
Other Gains	—	—	—	—	153,361	—	—
Net Realized Gain (Loss)	27,341,687	3,109,724	1,559,059	(2,083,304)	(11,410,007)	(1,965,127)	17,230
Change in unrealized appreciation (depreciation) on:
Affiliated Funds and Portfolios	(42,334,814)	(6,058,466)	4,796	(2,482,404)	4,411,949	—	—
Investments in unaffiliated issuers	—	—	57,870	—	—	1,028,838	2,012,254
Foreign currency and foreign currency translation	—	—	(1,165)	—	—	171,228	—
Short positions	—	—	—	—	—	(3,305,897)	—
Written option contracts	—	—	(153)	—	—	(95,550)	(1,077,718)
Swap contracts	—	—	—	—	—	(15,869)	—
Futures contracts	—	—	476,357	—	—	—	—
Forward contracts	—	—	564,709	—	—	4,214	—
Net Change in Unrealized Appreciation (Depreciation)	(42,334,814)	(6,058,466)	1,102,414	(2,482,404)	4,411,949	(2,213,036)	934,536
Net Realized and Unrealized Gain (Loss) on Investments	(14,993,127)	(2,948,742)	2,661,473	(4,565,708)	(6,998,058)	(4,178,163)	951,766
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,009,928)	$(2,984,248)	$2,454,535	$(4,664,621)	$(7,287,856)	$(4,453,426)	$661,623

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

HATTERAS ALPHA HEDGED STRATEGIES FUND	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment (loss)	$(1,016,801)	$(5,213,671)
Net realized gain (loss) on affiliated Portfolios	27,341,687	19,995,751
Change in unrealized appreciation on affiliated Portfolios	(42,334,814)	(33,653,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,009,928)	(18,871,705)
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	(188,863)
Class A Shares	—	(12,314)
Class C Shares	—	(24,418)
Institutional Shares	—	(2,247,850)
Capital Gain Distribution:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	(2,473,445)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	1,284,768	6,469,950
Proceeds from shares issued to holders in reinvestment of dividends	—	177,024
Cost of shares redeemed	(8,501,763)	(22,331,947)
A Shares:
Proceeds from shares issued	12,610	2,340,346
Proceeds from shares issued to holders in reinvestment of dividends	—	9,766
Cost of shares redeemed	(2,485,911)	(6,347,599)
C Shares:
Proceeds from shares issued	113,306	4,685,865
Proceeds from shares issued to holders in reinvestment of dividends	—	19,399
Cost of shares redeemed	(7,180,832)	(9,404,691)
Institutional Shares:
Proceeds from shares issued	9,538,464	106,397,975
Proceeds from shares issued to holders in reinvestment of dividends	—	1,192,217
Cost of shares redeemed	(200,717,888)	(336,228,808)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(207,937,246)	(253,020,503)
Total Increase (Decrease) in Net Assets	(223,947,174)	(274,365,653)
Net Assets:
Beginning of period	334,354,373	608,720,026
End of period*	$110,407,199	$334,354,373
* Including undistributed net investment income (loss)	$(1,244,703)	$(227,902)

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS ALTERNATIVE MULTI-MANAGER FUND	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment (loss)	$(35,506)	$(370,814)
Net realized gain (loss) on affiliated Portfolios	3,109,724	17,925,882
Change in unrealized appreciation (depreciation) on affiliated Portfolios	(6,058,466)	(17,430,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,984,248)	124,546
Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	—	(5,247,684)
Capital Gain Distribution:
Institutional Shares	—	(1,032,124)
Total Dividends and Distributions	—	(6,279,808)
Capital Share Transactions:
Proceeds from shares issued	2,439,244	17,605,701
Proceeds from shares issued to holders in reinvestment of dividends	—	6,076,130
Cost of shares redeemed	(39,369,735)	(251,059,855)
Net Increase in Net Assets from Capital Share Transactions	(36,930,491)	(227,378,024)
Total Increase in Net Assets	(39,914,739)	(233,533,286)
Net Assets:
Beginning of period	45,653,927	279,187,213
End of period*	$5,739,188	$45,653,927
* Including undistributed net investment income (loss)	$(62,106)	$(26,600)

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS MANAGED FUTURES STRATEGIES FUND	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment (loss)	$(206,938)	$(2,828)
Net realized gain (loss) on affiliated Portfolios	1,559,059	(1,148)
Change in unrealized appreciation (depreciation) on affiliated Portfolios	1,102,414	(15,593)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,454,535	(19,569)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class H Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
Class H Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
Class H Shares:
Proceeds from shares issued in Reorganization (See Note 4)	24,610,258	—
Proceeds from shares issued	2,000,000	3,750
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(4,441,888)	(15,419)
Institutional Shares:
Proceeds from shares issued	3,044,500	482,500
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(142,629)	(84,559)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,070,241	386,272
Total Increase (Decrease) in Net Assets	27,524,776	366,703
Net Assets:
Beginning of period	718,902	352,199
End of period*	$28,243,678	$718,902
* Including undistributed net investment income (loss)	$(206,938)	$—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS LONG/SHORT EQUITY FUND	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment (loss)	$(98,913)	$(277,780)
Net realized gain (loss) on affiliated Portfolios	(2,083,304)	(562,501)
Change in unrealized appreciation on affiliated Portfolios	(2,482,404)	500,950
Net Increase in Net Assets Resulting from Operations	(4,664,621)	(339,331)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	(117,362)
Capital Gain Distribution:
Class A Shares	—	(68,956)
Institutional Shares	—	(423,197)
Total Dividends and Distributions	—	(609,515)
Capital Share Transactions:
A Shares:
Proceeds from shares issued	636,153	8,589,549
Proceeds from shares issued to holders in reinvestment of dividends	—	38,677
Cost of shares redeemed	(5,897,144)	(2,427,967)
Institutional Shares:
Proceeds from shares issued	7,439,988	47,961,764
Proceeds from shares issued to holders in reinvestment of dividends	—	420,465
Cost of shares redeemed	(31,967,557)	(32,758,735)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(29,788,560)	21,823,753
Total Increase (Decrease) in Net Assets	(34,453,181)	20,874,907
Net Assets:
Beginning of period	55,304,426	34,429,519
End of period*	$20,851,245	$55,304,426
* Including undistributed net investment income (loss)	$(98,913)	$—
The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS LONG/SHORT DEBT FUND	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment (loss)	$(289,798)	$(2,244,435)
Net realized gain (loss) on affiliated Portfolios	(11,410,007)	(9,887,590)
Change in unrealized appreciation (depreciation) on affiliated Portfolios	4,411,949	(8,813,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,287,856)	(20,945,215)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	(191,990)	(923,451)
Class C Shares	(70,267)	(498,083)
Institutional Shares	(453,007)	(6,315,120)
Return of Capital Distribution:
Class A Shares	—	(100,448)
Class C Shares	—	(54,179)
Institutional Shares	—	(686,922)
Total Dividends and Distributions	(715,264)	(8,578,203)
Capital Share Transactions:
A Shares:
Proceeds from shares issued	236,993	8,569,045
Proceeds from shares issued to holders in reinvestment of dividends	108,760	610,696
Cost of shares redeemed	(11,013,452)	(57,100,072)
C Shares:
Proceeds from shares issued	58,782	3,414,339
Proceeds from shares issued to holders in reinvestment of dividends	49,970	295,166
Cost of shares redeemed	(10,327,512)	(20,561,564)
Institutional Shares:
Proceeds from shares issued	1,789,214	69,673,805
Proceeds from shares issued to holders in reinvestment of dividends	373,690	4,298,793
Cost of shares redeemed	(74,082,751)	(305,527,310)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(92,806,306)	(296,327,102)
Total Increase (Decrease) in Net Assets	(100,809,426)	(325,850,520)
Net Assets:
Beginning of period	136,228,058	462,078,578
End of period*	$35,418,632	$136,228,058
* Including undistributed net investment income (loss)	$(1,005,062)	$—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS EVENT DRIVEN FUND	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment (loss)	$(275,263)	$(1,335,617)
Net realized gain (loss)	(1,965,127)	4,685,104
Change in unrealized appreciation (depreciation)	(2,213,036)	(16,648,191)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,453,426)	(13,298,704)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class H Shares	—	—
Capital Gain Distribution:
Class H Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
Proceeds from shares issued	8,971,613	32,021,485
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(60,121,494)	(168,086,775)
Net Increase in Net Assets from Capital Share Transactions	(51,149,881)	(136,065,290)
Total Increase in Net Assets	(55,603,307)	(149,363,994)
Net Assets:
Beginning of period	89,066,602	238,430,596
End of period*	$33,463,295	$89,066,602
* Including undistributed net investment income (loss)	$737,175	$1,012,438

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS DISCIPLINED OPPORTUNITY FUND	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment (loss)	$(290,143)	$(630,495)
Net realized gain (loss) on affiliated Portfolios	17,230	1,805,811
Change in unrealized appreciation on affiliated Portfolios	934,536	(651,796)
Net Increase in Net Assets Resulting from Operations	661,623	523,520
Dividends and Distributions to Shareholders:
Capital Gain Distribution:
Institutional Shares	—	(1,191,995)
Total Dividends and Distributions	—	(1,191,995)
Capital Share Transactions:
A Shares:
Proceeds from shares issued	—	1,523
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	—	(11,142)
Institutional Shares:
Proceeds from shares issued	4,265,783	7,537,325
Proceeds from shares issued to holders in reinvestment of dividends	—	1,173,831
Cost of shares redeemed	(4,305,882)	(8,647,417)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(40,099)	54,120
Total Increase (Decrease) in Net Assets	621,524	(614,355)
Net Assets:
Beginning of period	33,324,542	33,938,897
End of period*	$33,946,066	$33,324,542
* Including undistributed net investment income (loss)	$(290,143)	$—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

1. ORGANIZATION

Hatteras Alternative Mutual Funds Trust (the "Trust") (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing six diversified series of shares to investors and one diversified series of shares that is not publicly offered and only available to the affiliated, publicly offered series of the Trust. These financial statements contain the following seven series: Hatteras Alpha Hedged Strategies Fund ("Alpha"), Hatteras Alternative Multi-Manager Fund ("Alt. Multi-Manager"), Hatteras Managed Futures Strategies Fund ("Managed Futures"), Hatteras Long/Short Equity Fund ("Long/Short Equity"), Hatteras Long/Short Debt Fund ("Long/Short Debt"), Hatteras Event Driven Fund ("Event Driven"), which is not publicly offered, and Hatteras Disciplined Opportunity Fund ("Disciplined Opportunity") (individually a "Fund," collectively the "Funds"). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund. Until June 30, 2015, Hatteras Alternative Multi-Manager Fund was known as Hatteras Hedged Strategies Fund. Alpha commenced operations on September 23, 2002. Each of Alt. Multi-Manager, Long/Short Equity and Long/Short Debt commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. On May 29, 2015, the Board approved the reorganization of all Event Driven's assets and liabilities from the Event Driven Portfolio in the Underlying Funds Trust (the "UFT") to the Hatteras Alternative Mutual Funds Trust. Disciplined Opportunity commenced operations on January 1, 2014. Each Fund has its own investment objective and policies. As a mutual fund of funds, each Fund, with the exception of Event Driven and Disciplined Opportunity, pursues its investment objective by investing in other affiliated mutual funds ("Underlying Funds") in the Trust or in the UFT. The results of these funds are shown in accompanying financial statements as their performance has impacted the results of the Funds.

Alpha offers No Load Shares, Class A Shares, Class C Shares, and Institutional Shares; Alt. Multi-Manager offers Institutional Shares; Managed Futures offers Class H Shares and Institutional Shares; Long/Short Equity offers Class A Shares and Institutional Shares; Long/Short Debt offers Class A Shares, Class C Shares, and Institutional Shares; Event Driven offers Class H Shares; and Disciplined Opportunity offers Institutional Shares. Class A Shares of Alpha commenced operations on May 2, 2011. The Class A Shares for Alpha, Long/Short Equity, and Long/Short Debt have a sales charge (load) of 4.75% (of the offering price). All Class A Shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. The Class C Shares for Long/Short Debt commenced operations on October 1, 2013. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

Managed Futures may invest up to 25% of its total assets in Hatteras Trading Advisors (the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures Strategies and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

UFT, an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. The UFT is comprised of two series of mutual funds, all of which are diversified, open-ended management investment companies (the "Portfolio(s)"). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available for investment by the Funds. The Funds and Portfolios are subject to the general oversight of the Board of Trustees (the "Board").

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates.

Investment Valuation

Alpha, Alt. Multi-Manager, Long/Short Equity, and Long/Short Debt generally do not make direct investments in securities or financial instruments, and invest substantially all of their assets in Managed Futures — Class H Shares, Event Driven and the Portfolios. Alpha, Alt. Multi-Manager, Long/Short Equity and Long/Short Debt record their investment in Managed Futures — Class H Shares, Event Driven and the Portfolios at the stated net asset value, which equals fair value. Since Managed Futures — Class H Shares, Event Driven and each of the Portfolios is an affiliated registered investment company under the 1940 Act, but are not publicly offered, the Funds classify their holdings as Level 2 under Accounting Standards Codification 820 — Fair Value.

Investments in Managed Futures, Event Driven and Disciplined Opportunity are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investment Valuation (continued)

factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). FLEX Options are valued by an independent third party pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility, and the level of the underlying reference entity.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LP (the "Advisor") and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of Managed Futures, Event Driven and Disciplined Opportunity with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the Funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV's of the Portfolios as of June 30, 2016. There were no such adjustments made to the value of investments as of June 30, 2016.

Various inputs are used in determining the value of Managed Futures, Event Driven and Disciplined Opportunity's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation of securities held by the Portfolios, including the Portfolios' disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Portfolios' financial statements. Money market funds are valued at their net asset value.

Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds and the UFT have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts. Restricted cash includes deposits for short sales.

Security Valuation

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value Managed Futures, Event Driven and Disciplined Opportunity's net assets as of June 30, 2016 can be found in the Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation (continued)

The following is a summary of the inputs used to value Alpha, Alt. Multi-Manager, Long/Short Equity, and Long/Short Debt net assets as of June 30, 2016:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds	$—	$109,438,775	$—	$109,438,775
Money Market Funds	1,260,348	—	—	1,260,348
Total Investments in Securities	$1,260,348	$109,438,775	$—	$110,699,123
Alt. Multi-Manager	Level 1	Level 2	Level 3	Total
Underlying Funds	$—	$5,247,298	$—	$5,247,298
Money Market Funds	479,306	—	—	479,306
Total Investments in Securities	$479,306	$5,247,298	$—	$5,726,604
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$20,476,708	$—	$20,476,708
Money Market Funds	389,116	—	—	389,116
Total Investments in Securities	$389,116	$20,476,708	$—	$20,865,824
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$31,650,885	$—	$31,650,885
Money Market Funds	3,860,894	—	—	3,860,894
Total Investments in Securities	$3,860,894	$31,650,885	$—	$35,511,779

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds' investments in shares of the Underlying Funds, and money market funds. The investments and other financial instruments held by the Underlying Funds have separate level categorizations which can be found in the accompanying financial statements.

Security Transactions, Investment Income and Realized Gain and Loss

Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Funds are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements

Managed Futures and Event Driven may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund will receive, as collateral securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translations and Transactions

Managed Futures and Event Driven may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Managed Futures and Event Driven may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign Currency Translations and Transactions (continued)

currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Fund since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities

Event Driven may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

Event Driven may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short Sales

Managed Futures, Event Driven and Disciplined Opportunity may engage in short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Fund under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividends paid on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities

Event Driven is permitted to invest in securities that are subject to legal or contractual restrictions on resales ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments.

To Be Announced ("TBA") Transactions

Managed Futures and Event Driven may purchase securities on a forward commitment or on a "To Be Announced" basis. The Fund records TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the six months ended June 30, 2016, the Fund did not engage in any TBA transactions.

Bank Loans — Managed Futures and Event Driven may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Bank Loans (continued)

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund's investments and a potential decrease in the NAV of the Fund. Some of the Bank Loans in which the Fund will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Fund may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Consolidation of Subsidiary

The financial statements of Managed Futures include the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Managed Futures may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures' investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation ("CFC") not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary's net income and capital gains, if any, will be included each year in Managed Futures' investment company taxable income.

Taxes and Distributions to Shareholders

The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2015. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits or uncertain tax positions in the statements of operations. During the year ended December 31, 2015, the Funds did not incur any interest or penalties.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2015, open Federal tax years include the tax years ended December 31, 2012 through December 31, 2015, and open North Carolina tax years include the tax years ended December 31, 2012 through December 31, 2015. The Funds have no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Event Driven and each Portfolio of the UFT is an affiliated registered investment company under the 1940 Act, but is not publicly offered. Event Driven and the Portfolios, therefore, are only available to the affiliated, publicly offered Funds making Event Driven and the Portfolios controlled entities under the tax rules. Due to the tax rules related to controlled entities, when a Fund redeems shares of Event Driven, or one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale. Consequently, to the extent that Event Driven, or the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital. The Funds do not record the dividend income for book purposes, but recognizes the distribution of income to shareholders on the Statements of Changes in Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements — Managed Futures, Event Driven and Disciplined Opportunity are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow Managed Futures, Event Driven and Disciplined Opportunity to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. A summary of the effects of these Master Netting Arrangements on the Statements of Assets and Liabilities as of June 30, 2016, is located in a table following Managed Futures, Event Driven and Disciplined Opportunity's Schedule of Investments in these financial statements.

3. DERIVATIVE TRANSACTIONS

Managed Futures, Event Driven and Disciplined Opportunity utilized derivative instruments during the six months ended June 30, 2016. Managed Futures' use of derivatives included total return swaps, futures, options and currency forward contracts. Event Driven's use of derivatives included total return swaps, options, and currency forward contracts. Disciplined Opportunity's use of derivatives included FLEX options.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor's or sub-advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Managed Futures — Until June 14, 2016, Managed Futures used total return swaps, instead of investing directly in a portfolio consisting of futures contracts. Beginning June 15, 2016, Managed Futures uses futures to achieve its investment objective of long term capital appreciation. In addition, the Fund uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling. the currency forward contracts were used to hedge against any potential foreign exchange fluctuation when the portfolio invests in foreign securities.

Event Driven — Event Driven uses total return swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event. The total return swaps used during the period were for hedging purposes, while the currency forward contracts were used to hedge against any potential foreign exchange fluctuation when the Fund invests in foreign securities. The Fund uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Fund uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Disciplined Opportunity — Disciplined Opportunity uses long options to create broad market exposure while utilizing put options and short strategies to enhance market returns and reduce market losses. Specifically, the Fund uses FLEX options, whose customized exercise prices and expiration dates, allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts.

The following are descriptions of each type of derivatives used during the six months ended June 30, 2016:

Total Return Swaps

A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Options

Call options give the owner of the option the right, but not the obligation, to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation ("OCC" or the "Clearinghouse"). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter ("OTC") options positions. The Disciplined Opportunity Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Disciplined Opportunity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

The premiums received by Managed Futures, Event Driven and Disciplined Opportunity during the six months ended June 30, 2016, were as follows:

	Managed Futures	Event Driven	Disciplined Opportunity
Options outstanding at December 31, 2015	$—	$418,062	$4,196,685
Options written	221,566	1,889,323	2,003,999
Options closed	—	(1,800,113)	(822,365)
Options exercised	—	(98,911)	—
Options expired	(185,219)	(290,467)	(1,251,048)
Options outstanding at June 30, 2016	$36,347	$117,894	$4,127,271

The number of option contracts written by Managed Futures, Event Driven and Disciplined Opportunity during the six months ended June 30, 2016, were as follows:

	Managed Futures	Event Driven	Disciplined Opportunity
Options outstanding at December 31, 2015	—	2,862	5,316
Options written	126	17,205	2,673
Options closed	—	(9,092)	(1,020)
Options exercised	—	(2,188)	—
Options expired	(96)	(7,191)	(1,560)
Options outstanding at June 30, 2016	30	1,596	5,409

Forwards

Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio. Market illiquidity or disruption could result in significant losses.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

4. UNDERLYING FUNDS

Under a Fund-of-Funds structure, each Fund, with the exception of Managed Futures, Event Driven and Disciplined Opportunity, invests all of its investible assets across a number of affiliated mutual funds and Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund or Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Funds or Portfolios with additional Sub-Advisors from time to time to increase the number of Funds or Portfolios, and alternative investment strategies, available in which the Funds may invest.

On April 22, 2015, the Board authorized and ratified the transfer of all of the assets of the Managed Futures Strategies Portfolio (the "Managed Futures Portfolio") to the Hatteras Managed Futures Strategies Fund, in exchange solely for shares of the Hatteras Managed Futures Strategies Fund and its assumption of the Managed Futures Portfolio's liabilities, followed by the distribution by the Managed Futures Portfolio to its shareholders of the Hatteras Managed Futures Strategies Fund shares, pursuant to the Plan of Reorganization by and between UFT and HAMFT on April 29, 2016. For federal income tax purposes the consolidation between the Managed Futures Portfolio and Hatteras Managed Futures Strategies Fund was considered a nontaxable reorganization under Section 368(a) of the Internal Revenue Code, as amended in 1986. Therefore no capital gain or loss will be realized by the closing of Managed Futures Portfolio in the consolidation process. The securities transferred from the closing of Managed Futures Portfolio to the Hatteras Managed Futures Strategies Fund as described above will retain their original tax cost basis that they previously held prior to the consolidation.

For financial reporting purposes, the securities transferred from the closing Portfolio to the Fund have retained their cost basis on the date of the transfer.

As of June 30, 2016, the UFT consisted of the following Portfolios:

•  Long/Short Equity Portfolio

•  Relative Value-Long/Short Debt Portfolio

Investment Transactions

Cost of purchases and proceeds from sales of the Funds and Portfolios for the six months ended June 30, 2016 (excluding short-term investments) were as follows:

	Alpha		Alt. Multi-Manager
	Purchases	Sales	Purchases	Sales
Event Driven	$8,323,154	$46,611,850	$648,459	$13,509,644
Long/Short Equity Portfolio	20,360,302	92,735,746	1,091,635	18,451,346
Managed Futures — Class H	26,610,258	2,507,297	—	—
Managed Futures Portfolio	3,536,577	43,408,887	—	—
Market Neutral	36,577	44,576,736	124,708	6,142,634
Relative Value — Long/Short Debt Portfolio	11,037,148	49,041,186	956,316	1,550,475
Total Purchases and Sales	$69,904,016	$278,881,702	$2,821,118	$39,654,099
	Long/Short Equity		Long/Short Debt
	Purchases	Sales	Purchases	Sales
Event Driven	$—	$—	$—	$—
Long/Short Equity Portfolio	6,028,478	36,722,185	—	—
Managed Futures Portfolio	—	—	—	—
Market Neutral	—	—	—	—
Relative Value — Long/Short Debt Portfolio	—	—	2,000,000	101,767,381
Total Purchases and Sales	$6,028,478	$36,722,185	$2,000,000	$101,767,381

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2016 for Managed Futures, Event Driven and Disciplined Opportunity (excluding short-term investments and in-kind transactions) are as follows:

	Managed Futures	Event Driven	Disciplined Opportunity
Purchases of securities	$759,477	$51,409,761	$0
Sales of securities	1,504,643	90,590,542	13,243,315

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

5. FEDERAL INCOME TAXES

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows:

	Alpha	Alt. Multi-Manager	Managed Futures
Cost of Investments	$276,533,062	$38,382,871	$724,093
Gross tax unrealized appreciation	61,302,188	7,122,298	411
Gross tax unrealized depreciation	(4,039,706)	(475,305)	(5,207)
Net tax unrealized appreciation (depreciation)	$57,262,482	$6,646,993	$(4,796)

	Long/Short Equity	Long/Short Debt
Cost of Investments	$50,381,520	$146,153,820
Gross tax unrealized appreciation	5,570,939	406,796
Gross tax unrealized depreciation	(56,487)	(7,990,844)
Net tax unrealized appreciation (depreciation)	$5,514,452	$(7,584,048)
	Event Driven	Disciplined Opportunity
Cost of Investments	$96,113,665	$34,375,242
Gross tax unrealized appreciation	11,175,875	—
Gross tax unrealized depreciation	(17,651,054)	—
Net tax unrealized appreciation (depreciation)	$(6,475,179)	$—

The differences between book and tax basis of investments is primarily attributable to the tax deferral of wash sales, post-October losses, and other timing differences.

At December 31, 2015 the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Alt. Multi-Manager	Managed Futures
Net unrealized appreciation/(depreciation)	$57,262,482	$6,646,993	$(4,796)
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—
Capital loss carryover	(19,848,952)	—	(232)
Accumulated other gain/(loss)	1,030,731	(26,600)	—
Total distributable earnings/(losses)	$38,444,261	$6,620,393	$(5,028)

	Long/Short Equity	Long/Short Debt
Net unrealized appreciation/(depreciation)	$5,514,452	$(7,584,048)
Undistributed ordinary income	—	—
Undistributed long-term capital gain	85,391	—
Capital loss carryover	—	—
Accumulated other gain/(loss)	—	—
Total distributable earnings/(losses)	$5,599,843	$(7,584,048)

At December 31, 2015, the components of accumulated earnings/(losses) on a tax basis for Event Driven and Disciplined Opportunity were as follows:

	Event Driven	Disciplined Opportunity
Net tax unrealized appreciation (depreciation) on investments	$(6,475,179)	$—
Net unrealized on shorts and written options	2,712,315	—
Capital loss carryover	—	—
Other accumulated earnings/(losses)	(2,651,288)	(291,500)
Total accumulated earnings/(losses)	$(6,414,152)	$(291,500)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

The tax character of distributions for the Funds for the year ended December 31, 2014 was as follows:

	Alpha	Alt. Multi-Manager	Managed Futures
Distributions paid from:
Ordinary Income	$3,776,918	$4,188,020	$—
Long-term capital gain	—	—	—
Return of Capital*	—	6,696,073	—
	$3,776,918	$10,844,093	$—

	Long/Short Equity	Long/Short Debt
Ordinary Income	$199,221	$11,511,907
Long-term capital gain	3,936,948	—
Return of Capital*	—	5,689,753
	$4,136,169	$17,201,660

The tax character of distributions for the Funds for the year ended December 31, 2015 was as follows:

	Alpha	Alt. Multi-Manager	Managed Futures
Distributions paid from:
Ordinary Income	$2,473,445	$5,262,931	$—
Long-term capital gain	—	1,016,877	—
Return of Capital*	—	—	—
	$2,473,445	$6,279,808	$—

	Long/Short Equity	Long/Short Debt
Ordinary Income	$77,236	$7,736,654
Long-term capital gain	532,279	—
Return of Capital*	—	841,549
	$609,515	$8,578,203

The tax character of distributions and redemptions for Event Driven and Disciplined Opportunity for the year ended December 31, 2014 were as follows:

	Event Driven	Disciplined Opportunity
Distributions paid from:
Ordinary income	$—	$35,590
Long term capital gain	—	705,159
Total distributions paid	—	740,749
Redemptions characterized as distributions for tax purposes:
Return of capital*	71,879,431	—
Long term capital gain distributions from redemptions	—	—
Taxable overdistributions	—	—
Ordinary income distributions from redemptions*	—	—
Total redemptions characterized as distributions for tax purposes	$71,879,431	$—

*  Certain redemptions were deemed as distributions for income tax purposes due to the Alpha, Alt. Multi-Manager, Managed Futures, Long/Short Equity and Long/Short Debt ownership of the respective underlying Funds and Portfolios.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

The tax character of distributions and redemptions for Event Driven and Disciplined Opportunity for the year ended December 31, 2015 were as follows:

	Event Driven	Disciplined Opportunity
Distributions paid from:
Ordinary income	$—	$135,875
Long term capital gain	—	1,056,120
Total distributions paid	—	1,191,995
Redemptions characterized as distributions for tax purposes:
Return of capital*	283,335,017	—
Long term capital gain distributions from redemptions	—	—
Taxable overdistributions	—	—
Ordinary income distributions from redemptions*	553,386	—
Total redemptions characterized as distributions for tax purposes	$283,888,403	$—

*  Certain redemptions were deemed as distributions for income tax purposes due to the Alpha, Alt. Multi-Manager, Managed Futures, Long/Short Equity and Long/Short Debt ownership of the respective underlying Funds and Portfolios.

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2015.

At December 31, 2015, the following Funds deferred, on a tax basis, post-October losses of:

	Post October	Late Year Ordinary Loss
Alpha	$—	$227,902
Alt. Multi-Manager	—	26,600
Managed Futures	—	—
Long/Short Equity	—	—
Long/Short Debt	—	—
Event Driven	884,770	—
Disciplined Opportunity	291,500	—

As of December 31, 2015 the Funds had accumulated capital loss carryovers of:

	Character	Capital Loss Carryover	Expires
Alpha^	Short-term	$19,848,952	12/31/2016
Managed Futures	Short-term	$194	Unlimited
Managed Futures	Long-term	$38	Unlimited

^  The entire amount of $19,848,952 is related to the Merger of Underlying Funds Trust-Equity Healthcare/Biotech, Underlying Funds Trust-Long/Short Equity REIT, and Underlying Funds Trust-Global Hedged Income.

During the year ended December 31, 2015, Alpha utilized $5,973,856 in capital loss carryovers and $15,005,509 expired.

For the year ended December 31, 2015, the following adjustments were made on the Statements of Assets and Liabilities for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Alpha	$7,459,214	$1,046,458	$(8,505,672)
Alt. Multi-Manager	5,591,898	(16,893,758)	11,301,860
Managed Futures	2,828	1,148	(3,976)
Long/Short Equity	782,579	1,140,045	(1,922,624)
Long/Short Debt	10,822,638	9,887,590	(20,710,228)
Event Driven	1,443,073	(2,421,329)	(978,256)
Disciplined Opportunity	630,495	(593,154)	(37,341)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

6. RELATED PARTY TRANSACTIONS AND OTHER

Investment Advisor

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the "Advisory Agreement"), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha	0.25%
Alt. Multi-Manager	0.25%
Managed Futures	1.75%
Long/Short Equity	0.00%
Long/Short Debt	0.00%
Event Driven	1.75%
Disciplined Opportunity	1.25%

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio's average daily net assets to the Advisor, pursuant to the UFT's investment advisory agreement with the Advisor.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into agreements with the Advisor ("Shareholder Servicing Agreement") and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of Alpha Fund's No Load shares from which the shareholder servicing agents are paid.

The Advisor has also entered into an Operating Services Agreement, as amended (the "Services Agreement") with the Funds to provide virtually all day-to-day services to the Funds. The Funds pay the Advisor an annual operating services fee at the following annual rates:

Alpha — No Load, Class A and Class C	1.59%
Alpha — Institutional Class	0.84%
Alt. Multi-Manager — Institutional Class	0.74%
Managed Futures — Class H	0.25%
Managed Futures — Institutional Class	0.74%[1]
Long/Short Equity — Class A	0.84%
Long/Short Equity — Institutional Class	0.59%
Long/Short Debt — Class A	0.84%
Long/Short Debt — Class C	0.84%
Long/Short Debt — Institutional Class	0.59%
Event Driven — Class H	0.25%
Disciplined Opportunity	n/a

1  Managed Futures — Class H Operating Services Agreement was amended on April 29, 2016. Prior to April 29, 2016, the annual operating services fee paid to the Advisor was 0.59%.

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to waive its management fees and/or pay expenses of the Funds to ensure that the Funds' total Annual Fund Operating Expenses (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed the annual rates described in the table below through at least the date specified below. The Funds' operating expenses limitation agreement can only be terminated upon a vote of the Board of Trustees. Any waiver in management fee or payment of expenses made by the Advisor may be recouped by the Advisor from the applicable Fund in, as discussed below, if the Advisor so requests. This recoupment may be requested if the aggregate amount actually paid by a Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

6. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund's expenses and the expense limits in place at the time of such waiver or reimbursement. The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board of Trustees. A Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.

	No Load	Class A	Class C	Institutional Class	Class H	Initial End Date
Alpha	2.99%	3.49%	4.24%	2.99%	n/a	6/30/2017
Alt. Multi-Manager	n/a	n/a	n/a	2.25%	n/a	4/30/2017
Managed Futures	n/a	n/a	n/a	1.99%[1]	1.99%	6/30/2017
Long/Short Equity	n/a	2.99%	n/a	2.49%	n/a	6/30/2017
Long/Short Debt	n/a	2.99%	3.74%	2.49%	n/a	6/30/2017
Event Driven	n/a	n/a	n/a	n/a	2.00%	6/30/2017
Disciplined Opportunity	n/a	n/a	n/a	1.75%	n/a	4/30/2017

1  Managed Futures — Institutional Class Expense Cap Agreement was amended on April 29, 2016. Prior to April 29, 2016, the Expense Cap was 2.49%.

With respect to the Disciplined Opportunity Fund, any reimbursement of the Fund's or Predecessor Fund's expenses by the Advisor may be recouped in subsequent years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund's expenses at the time of reimbursement. The Advisor is permitted to recoup expenses reimbursed in the prior three fiscal years, including expenses of the Predecessor Fund prior to the date of the Reorganization. Any such recoupment will be reviewed by the Board of Trustees of the Trust. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of expenses reimbursed. This arrangement can be terminated only by, or with the consent of, the Trust's Board of Trustees.

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than a Fund's Expense Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of June 30, 2016 are as follows:

	Recoverable Amount	Year of Expiration
Alpha	$227,883	12/31/2019
Alt. Multi-Manager	80,297	12/31/2019
Managed Futures	1,888	12/31/2019
Long/Short Equity	16,383	12/31/2019
Long/Short Debt	26,612	12/31/2019
Event Driven	—	n/a
Disciplined Opportunity	67,206	12/31/2019

Distribution

Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the "Distributor") for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of a Fund's Class A shares' average daily net assets. The Alpha Class C and Long/Short Debt Class C are subject to a Rule 12b-1 Distribution Plan in which the Advisor also compensates the Distributor in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Other Service Providers

US Bancorp Fund Services, LLC (the "Administrator") provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers

The Advisor pays each independent Trustee an annual retainer fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each Fund were as follows:

	Alpha No Load	Alpha Class A	Alpha Class C	Alpha Institutional Class	Alt-Multi Manager Institutional Class
Shares outstanding, December 31, 2014	3,274,055	1,021,372	2,774,174	45,427,985	26,088,200
Shares sold	563,358	207,989	433,698	9,178,384	1,662,434
Shares issued to shareholders in reinvestment of distributions	16,256	902	1,879	107,698	679,657
Shares redeemed	(1,942,716)	(568,256)	(880,491)	(29,159,252)	(23,310,946)
Shares outstanding, December 31, 2015	1,910,953	662,007	2,329,260	25,554,815	5,119,345
Shares sold	124,353	1,213	11,575	907,250	290,846
Shares issued to shareholders in reinvestment of distributions
Shares redeemed	(826,325)	(243,136)	(739,985)	(19,203,232)	(4,736,831)
Shares outstanding, June 30, 2016	1,208,981	420,084	1,600,850	7,258,833	673,360
	Managed Futures Class H	Managed Futures Institutional Class	Long/Short Equity Class A	Long/Short Equity Institutional Class	Long/Short Debt Class A
Shares outstanding, December 31, 2014	—	46,192	236,646	3,424,722	8,135,072
Shares sold	—	67,571	908,349	4,989,649	955,095
Shares issued to shareholders in reinvestment of distributions	—	—	4,168	44,683	69,766
Shares redeemed	—	(11,792)	(255,250)	(3,449,435)	(6,467,675)
Shares outstanding, December 31, 2015	—	101,971	893,913	5,009,619	2,692,258
Shares sold	3,637,714	426,885	75,524	847,109	31,489
Shares issued to shareholders in reinvestment of distributions	—	—			14,645
Shares redeemed	(353,010)	(19,997)	(700,761)	(3,733,570)	(1,452,517)
Shares outstanding, June 30, 2016	3,284,704	508,859	268,676	2,123,158	1,285,875

	Long/Short Debt Class C	Long/Short Debt Institutional Class	Event Driven Class H	Disciplined Opportunity
Shares outstanding, December 31, 2014	4,148,120	37,835,055	19,993,286	3,317,926
Shares sold	386,780	7,544,332	2,647,982	4,317,128
Shares issued to shareholders in reinvestment of distributions	33,993	477,167	—	116,336
Shares redeemed	(2,371,221)	(34,128,227)	(14,401,863)	(4,425,271)
Shares outstanding, December 31, 2015	2,197,672	11,728,327	8,239,405	3,326,119
Shares sold	7,933	223,896	875,293	437,455
Shares issued to shareholders in reinvestment of distributions	6,779	49,056	—	—
Shares redeemed	(1,367,299)	(9,393,401)	(5,958,121)	(442,268)
Shares outstanding, June 30, 2016	845,085	2,607,878	3,156,577	3,321,306

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

8. TRANSACTIONS WITH AFFILIATES

Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Funds own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund. During the six months ended June 30, 2016, the Funds owned the following positions in such companies for investment purposes only:

Alpha:

Issuer Name	Share Balance at December 31, 2015	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	2016 Realized Gains (Losses)	2016 Change in Unrealized Gains (Losses)
Event Driven	6,783,441	812,309	(4,629,796)	2,965,954	$31,461,656	$8,891,575	$(12,485,146)
Long/Short Equity Portfolio	16,313,496	2,697,026	(12,386,848)	6,623,674	50,490,944	11,368,825	(22,030,032)
Managed Futures Strategies Portfolio	3,875,037	340,474	(4,215,511)	—	—	1,960,549	(375,155)
Managed Futures — Class H	—	3,637,714	(353,010)	3,284,704	24,454,950	(79,952)	431,941
Market Neutral Fund	4,601,768	3,826	(4,605,594)	—	—	(1,141,776)	630,623
Relative Value — Long/Short Debt	4,957,977	1,328,135	(5,912,117)	373,995	3,031,225	6,342,466	(8,507,045)

Alternative Multi-Manager:

Issuer Name	Share Balance at December 31, 2015	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	2016 Realized Gains (Losses)	2016 Change in Unrealized Gains (Losses)
Event Driven	1,455,964	62,984	(1,328,325)	190,623	$2,022,050	$1,453,199	$(2,312,138)
Long/Short Equity Portfolio	2,639,375	143,130	(2,478,309)	304,196	2,318,829	1,849,320	(3,774,326)
Market Neutral Fund	622,418	12,902	(635,320)	—	—	(170,105)	94,559
Relative Value — Long/Short Debt	182,462	116,969	(187,596)	111,835	906,419	(22,690)	(66,561)

Managed Futures:

Issuer Name	Share Balance at December 31, 2015	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	2016 Realized Gains (Losses)	2016 Change in Unrealized Gains (Losses)
Managed Futures Strategies Portfolio	72,535	73,731	(146,266)	—	$—	$23,695	$4,796

Long/Short Equity:

Issuer Name	Share Balance at December 31, 2015	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	2016 Realized Gains (Losses)	2016 Change in Unrealized Gains (Losses)
Long/Short Equity Portfolio	6,809,460	794,854	(4,918,069)	2,686,245	$20,476,708	$(2,083,304)	$(2,482,404)

Long/Short Debt:

Issuer Name	Share Balance at December 31, 2015	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	2016 Realized Gains (Losses)	2016 Change in Unrealized Gains (Losses)
Relative Value — Long/Short Debt	15,903,421	232,747	(12,231,062)	3,905,106	$31,650,885	$(11,563,368)	$4,411,949

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

9. CREDIT FACILITY

For cash management purposes, the Funds (with the exception of Event Driven) have the ability to utilize a credit facility provided by U.S. Bank N.A. under a Loan Agreement ("Agreement") dated January 13, 2016. The Funds may borrow up to 33.3% of each Fund's net assets, or 20% of each Fund's gross market value, with a maximum principal amount of $150,000,000, subject to certain restrictions and the right of setoff on the Funds' assets. The Agreement can be terminated by either the Funds or U.S. Bank N.A. There are no commitment fees related to the credit facility.

At June 30, 2016, Alpha, Alt. Multi-Manager, Managed Futures, Long/Short Equity, Long/Short Debt, and Disciplined Opportunity each had an outstanding balance of $0. The maximum amount outstanding during the six months ended June 30, 2016 under the credit facility for Alpha, Alt. Multi-Manager, Managed Futures, Long/Short Equity, and Long/Short Debt was $12,362,000 on March 1st, $7,345,000 on March 14th, $97,000 on January 5th, $4,367,000 on February 25th, and $6,889,000 on February 5th, respectively. For the same period Alpha, Alt. Multi-Manager, Managed Futures, Long/Short Equity, and Long/Short Debt had an outstanding average daily balance of $634,926, $123,330, $903, $272,818 and $732,352, respectively, under the credit facility. For the six months ended June 30, 2016, the weighted average rate paid on the loan for Alpha, Alt. Multi-Manager, Managed Futures, Long/Short Equity, and Long/Short Debt was 3.25%. During the six months ended June 30, 2016, Disciplined Opportunity did not have any borrowings under this facility.

10. OFFERING PRICE PER SHARE

The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.75% for the Funds. A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 18 months of purchase. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A Shares redeemed. Class C Shares include a 1.00% CDSC paid by shareholders that redeemed their shares within 364 days of purchase. As a result the redemption price may differ from the net asset value per share. The public offering price for No Load and Institutional Class shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds. No payments to related parties were made during the year.

11. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On May 25, 2016, the Board terminated the Operating Services Agreement between the Advisor and the Funds so that beginning July 1, 2016, the Funds no longer pay the Advisor an annual operating services fee. Beginning July 1, 2016, expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets, or some other reasonable method. The Advisor's contractual agreement to waive its management fees, so that they do not exceed the annual rates described in the table in Note 6 of these Notes to Financial Statements, remains.

On May 25, 2016, the Board renamed the Trust to Trust for Advisor Solutions to be effective August 1, 2016.

On June 30, 2016, David Perkins resigned as the Trust's President and Interested Trustee, Lance Baker resigned as the Trust's Treasurer, and Candi Hughes resigned as the Trust's Secretary. The Board appointed Michael Weckwerth as the Trust's Interested Trustee, Gregory Bakken as the Trust's President, Michael Belland as the Trust's Treasurer, and Stacie Lamb as the Trust's Secretary, effective July 1, 2016.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

FINANCIAL HIGHLIGHTS

	No Load
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2016 (Unaudited)		2015	2014	2013	2012	2011
Per Share Data(1):
Net Asset Value, Beginning of Period	$10.87		$11.48	$11.54	$10.59	$10.48	$10.41
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.11)	(0.12)	(0.22)	(0.22)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.31)		(0.40)	0.06	1.17	0.33	0.27
Total Gain (Loss) from Investment Operations	(0.36)		(0.51)	(0.06)	0.95	0.11	0.08
Less Dividends and Distributions:
Net investment income	—		(0.10)	—	—	—	(0.01)
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		(0.10)	—	—	—	(0.01)
Net Asset Value, End of Period	$10.51		$10.87	$11.48	$11.54	$10.59	$10.48
Total Return	(3.31	)%(7)	(4.45)%	(0.52)%	8.97%	1.05%	0.76%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$12,701		$20,781	$37,571	$106,980	$221,000	$346,382
Ratio of expenses including dividends on short positions and interest expense to average net assets(3)(4)(5):	4.18	%(8)	4.12%	3.89%	4.65%	4.84%	4.62%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.99	%(8)	2.99%	2.99%	3.99%	3.99%	3.89%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.99	)%(8)	(0.99)%	(1.00)%	(2.00)%	(2.04)%	(1.76)%
Ratio of dividends on short positions and interest expense to average net assets(4):	1.19	%(8)	1.13%	0.90%	0.66%	0.85%	0.73%
Portfolio turnover rate(6)	37	%(7)	30%	32%	52%	41%	45%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012, and December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 2.00%, 1.99%, 1.98%, and 2.26%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2016, and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012, and December 31, 2011, the ratio of expenses gross of waiver is 5.29%, 5.22%, 4.99%, 4.75%, 4.93%, and 4.63%, respectively.

(6)  The portfolio turnover rates shown here represent the Fund's investments in the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Six Months Ended		Year Ended				Period from May 2, 2011 through
Hatteras Alpha Hedged Strategies Fund	June 30, 2016 (Unaudited)		2015	2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.81		$11.39	$11.54	$10.58	$10.47	$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.08)		(0.17)	(0.17)	(0.22)	(0.22)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.31)		(0.39)	0.05	1.18	0.33	(0.18)
Total Gain (Loss) from Investment Operations	(0.39)		(0.56)	(0.12)	0.96	0.11	(0.33)
Less Dividends and Distributions:
Net investment income	—		(0.02)	(0.03)	—	—	(0.01)
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		(0.02)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$10.42		$10.81	$11.39	$11.54	$10.58	$10.47
Total Return	(3.61	)%(8)	(4.93)%	(1.05)%	9.07%	1.05%	(3.06	)%(8)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$4,378		$7,159	$11,631	$9,704	$11,460	$3,212
Ratio of expenses including dividends on short positions and interest expense to average net assets(4)(5)(6):	4.68	%(9)	4.62%	4.39%	4.65%	4.84%	4.79	%(9)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(4):	3.49	%(9)	3.49%	3.49%	3.99%	3.99%	3.97	%(9)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.49	)%(9)	(1.49)%	(1.50)%	(2.00)%	(2.04)%	(2.17	)%(9)
Ratio of dividends on short positions and interest expense to average net assets(5):	1.19	%(9)	1.13%	0.90%	0.66%	0.85%	0.82	%(9)
Portfolio turnover rate(7)	37	%(8)	30%	32%	52%	41%	45	%(8)

(1)  The class commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 2.00%, 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(5)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(6)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 5.29%, 5.22%, 4.99%, 4.75%, 4.93%, and 4.80% respectively.

(7)  The portfolio turnover rates shown here represent the Fund's investments in the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

(8)  Not Annualized.

(9)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2016 (Unaudited)		2015	2014	2013	2012	2011
Per Share Data(1):
Net Asset Value, Beginning of Period	$10.31		$10.93	$11.13	$10.28	$10.25	$10.27
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.11)		(0.24)	(0.25)	(0.29)	(0.29)	(0.27)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.37)	0.05	1.14	0.32	0.26
Total Gain (Loss) from Investment Operations	(0.41)		(0.61)	(0.20)	0.85	0.03	(0.01)
Less Dividends and Distributions:
Net investment income	—		(0.01)	—	—	—	(0.01)
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		(0.01)	—	—	—	(0.01)
Net Asset Value, End of Period	$9.90		$10.31	$10.93	$11.13	$10.28	$10.25
Total Return	(3.98	)%(7)	(5.58)%	(1.80)%	8.27%	0.29%	(0.11)%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$15,841		$24,009	$30,313	$26,131	$31,646	$27,242
Ratio of expenses including dividends on short positions and interest expense to average net assets(3)(4)(5):	5.43	%(8)	5.37%	5.14%	5.40%	5.59%	5.44%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	4.24	%(8)	4.24%	4.24%	4.74%	4.74%	4.71%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.24	)%(8)	(2.24)%	(2.25)%	(2.75)%	(2.79)%	(2.57)%
Ratio of dividends on short positions and interest expense to average net assets(4):	1.19	%(8)	1.13%	0.90%	0.66%	0.85%	0.73%
Portfolio turnover rate(6)	37	%(7)	30%	32%	52%	41%	45%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012, and December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 2.00%, 1.99%, 1.98%, and 2.26%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2016, and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012, and December 31, 2011, the ratio of expenses gross of waiver is 6.04%, 5.97%, 5.74%, 5.50%, 5.68%, and 5.44%, respectively

(6)  The portfolio turnover rates shown here represent the Fund's investments in the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended				Period from September 30, 2011 through
Hatteras Alpha Hedged Strategies Fund	June 30, 2016 (Unaudited)		2015	2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$11.05		$11.65	$11.80	$10.72	$10.50	$10.28
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.12)	(0.12)	(0.11)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.32)		(0.39)	0.05	1.20	0.33	0.26
Total Gain (Loss) from Investment Operations	(0.37)		(0.51)	(0.07)	1.09	0.22	0.23
Less Dividends and Distributions:
Net investment income	—		(0.09)	(0.08)	(0.01)	—	(0.01)
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		(0.09)	(0.08)	(0.01)	—	(0.01)
Net Asset Value, End of Period	$10.68		$11.05	$11.65	$11.80	$10.72	$10.50
Total Return	(3.35	)%(8)	(4.40)%	(0.57)%	10.12%	2.10%	2.23	%(8)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$77,488		$282,405	$529,205	$404,840	$189,889	$20,709
Ratio of expenses including dividends on short positions and interest expense to average net assets(4)(5)(6):	4.18	%(9)	4.12%	3.89%	3.65%	3.84%	3.82	%(9)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(4):	2.99	%(9)	2.99%	2.99%	2.99%	2.99%	2.99	%(9)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.99	)%(9)	(0.99)%	(1.00)%	(1.00)%	(1.04)%	(1.21	)%(9)
Ratio of dividends on short positions and interest expense to average net assets(5):	1.19	%(9)	1.13%	0.90%	0.66%	0.85%	0.83	%(9)
Portfolio turnover rate(7)	37	%(8)	30%	32%	52%	41%	45	%(8)

(1)  The class commenced operations on September 30, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 2.00%, 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(5)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(6)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.29%, 4.22%, 3.99%, 3.75%, 3.93%, and 3.84% respectively.

(7)  The portfolio turnover rates shown here represent the Fund's investments in the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

(8)  Not Annualized.

(9)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended					Period from May 2, 2011 through
Hatteras Alternative Multi-Manager Fund	June 30, 2016 (Unaudited)		2015		2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$8.92		$10.70		$11.10	$10.16	$9.85	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.01)		(0.03)		(0.03)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.39)		(0.41	)(10)	0.06	1.04	0.34	(0.13)
Total Gain (Loss) from Investment Operations	(0.40)		(0.44)		0.03	1.01	0.31	(0.15)
Less Dividends and Distributions:
Net investment income	—		(1.12)		(0.16)	(0.03)	—	—
Net realized gains	—		(0.22)		(0.27)	(0.04)	—	—
Total Dividends and Distributions	—		(1.34)		(0.43)	(0.07)	—	—
Net Asset Value, End of Period	$8.52		$8.92		$10.70	$11.10	$10.16	$9.85
Total Return	(4.48	)%(4)	(4.15)%		9.92%	3.15%	3.15%	(1.50	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$5,739		$45,654		$279,187	$251,695	$140,304	$36,961
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.60	%(5)	3.43%		3.16%	2.97%	3.18%	2.97	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.25	%(5)	2.25%		2.25%	2.25%	2.25%	2.21	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.31	)%(5)	(0.28)%		(0.26)%	(0.26)%	(0.29)%	(0.29	)%(5)
Ratio of dividends on short positions, interest expense and tax expense to average net assets(7):	1.35	%(5)	1.18%		0.91%	0.72%	0.93%	0.76	%(5)
Portfolio turnover rate(9)	12	%(4)	42%		41%	35%	16%	8	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.96%, 1.99%, 2.00%, 1.99%, 1.96%, and 1.92%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.30%, 3.54%, 3.26%, 3.06%, 3.24%, and 3.00% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

(10)  Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class H
Hatteras Managed Futures Strategies Fund (Consolidated)	Period from April 29, 2016 through June 30, 2016(1) (Unaudited)
Per Share Data(2):
Net Asset Value, Beginning of Period	$7.41
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.02)
Net realized and unrealized gain (loss) on investments	0.06
Total Gain (Loss) from Investment Operations	0.04
Less Dividends and Distributions:
Net investment income	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$7.45
Total Return	0.54	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$24,455
Ratio of expenses including dividends on short positions and interest expense to average net assets(6):	2.38	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	1.99	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.75	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.39	%(5)
Portfolio turnover rate(9)	0	%(4)

(1)  The class commenced operations on April 29, 2016.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Amount presented is net of waiver. For the period from April 29, 2016 through June 30, 2016, the ratio of expenses gross of waiver is 2.39%.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended			Period from September 27, 2012 through
Hatteras Managed Futures Strategies Fund (Consolidated)	June 30, 2016 (Unaudited)		2015	2014	2013	December 31, 2012(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$7.05		$7.36	$7.69	$9.88	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.06)		(0.04)	(0.04)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	0.45		(0.27)	(0.29)	0.70	(0.03)
Total Gain (Loss) from Investment Operations	0.39		(0.31)	(0.33)	0.65	(0.12)
Less Dividends and Distributions:
Net investment income	—		—	—	(2.84)	—
Total Dividends and Distributions	—		—	—	(2.84)	—
Net Asset Value, End of Period	$7.44		$7.05	$7.36	$7.69	$9.88
Total Return	5.53	%(4)	(4.21)%	(4.29)%	6.51%	(1.20	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$3,788		$719	$340	$441	$753
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	2.65	%(5)	2.94%	2.78%	2.66%	5.23	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.27	%(5)	2.49%	2.49%	2.49%	2.40	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.64	)%(5)	(0.53)%	(0.52)%	(0.54)%	(3.35	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.38	%(5)	0.45%	0.29%	0.17%	2.83	%(5)
Portfolio turnover rate(9)	142	%(4)	18%	32%	51%	0	%(4)

(1)  The fund commenced operations on September 27, 2012.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds in which the Fund invests. For the period from January 1, 2016 through April 28, 2016, the years ended December 31, 2015, December 31, 2014 and December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.98%, 1.98%, 1.97%, 1.97%, and 1.81%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Fund in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014 and December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the ratio of expenses gross of waiver is 2.93, 3.02%, 2.85%, 2.73% and 5.23% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Fund's investments in the Underlying Funds. For the portfolio turnover rate of the Portfolios of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

Class A
Six Months Ended	Year Ended	Period from May 2, 2011 through
Hatteras Long/Short Equity Fund	June 30, 2016 (Unaudited)	2014	2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.25	$9.30	$10.22	$9.75	$10.08	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.04)	(0.09)	(0.11)	(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.62)	0.12	(10)	0.40	1.34	(0.02)	0.15
Total Gain (Loss) from Investment Operations	(0.66)	0.03	0.29	1.23	(0.12)	0.08
Less Dividends and Distributions:
Net investment income	—	—	—	—	—	—
Net realized gains	—	(0.08)	(1.21)	(0.76)	(0.21)	—
Total Dividends and Distributions	—	(0.08)	(1.21)	(0.76)	(0.21)	—
Net Asset Value, End of Period	$8.59	$9.25	$9.30	$10.22	$9.75	$10.08
Total Return	(7.14	)%(4)	0.37%	2.85%	12.63%	(1.17)%	0.80	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$2,307	$8,271	$2,200	$2,881	$1,996	$2,959
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	4.53	%(5)	4.32%	3.98%	3.89%	3.99%	3.55	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.99	%(5)	2.99%	2.99%	2.99%	2.99%	2.92	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.01	)%(5)	(1.00)%	(1.02)%	(1.03)%	(1.03)%	(1.03	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	1.54	%(5)	1.33%	0.99%	0.90%	1.00%	0.63	%(5)
Portfolio turnover rate(9)	17	%(4)	42%	59%	61%	22%	3	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 1.98%, 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(8)  Amount presented is net of waiver. For the the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.63%, 4.42%, 4.06%, 3.95%, 4.06%, and 3.58% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

(10)  Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

Institutional Class
Six Months Ended	Year Ended	Period from May 2, 2011 through
Hatteras Long/Short Equity Fund	June 30, 2016 (Unaudited)	2015	2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.39	$9.41	$10.36	$9.83	$10.10	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.02)	(0.05)	(0.05)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.64)	0.13	(10)	0.38	1.35	(0.01)	0.13
Total Gain (Loss) from Investment Operations	(0.66)	0.08	0.33	1.29	(0.06)	0.10
Less Dividends and Distributions:
Net investment income	—	(0.02)	(0.07)	—	—	—
Net realized gains	—	(0.08)	(1.21)	(0.76)	(0.21)	—
Total Dividends and Distributions	—	(0.10)	(1.28)	(0.76)	(0.21)	—
Net Asset Value, End of Period	$8.73	$9.39	$9.41	$10.36	$9.83	$10.10
Total Return	(7.03	)%(4)	0.93%	3.20%	13.15%	(0.67)%	1.00	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$18,544	$47,033	$32,229	$23,871	$23,093	$90,501
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	4.03	%(5)	3.82%	3.48%	3.39%	3.49%	3.04	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.49	%(5)	2.49%	2.49%	2.49%	2.49%	2.41	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.51	)%(5)	(0.50)%	(0.52)%	(0.53)%	(0.53)%	(0.53	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	1.54	%(5)	1.33%	0.99%	0.90%	1.00%	0.63	%(5)
Portfolio turnover rate(9)	17	%(4)	42%	59%	61%	22%	3	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 1.98%, 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.13%, 3.92%, 3.56%, 3.45%, 3.56%, and 3.07% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

(10)  Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Six Months Ended		Year Ended				Period from May 2, 2011 through
Hatteras Long/Short Debt Fund	June 30, 2016 (Unaudited)		2015	2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$8.06		$9.06	$9.61	$9.38	$9.63	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.04)		(0.09)	(0.10)	(0.10)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.54)		(0.67)	(0.19)	0.58	0.60	(0.30)
Total Gain (Loss) from Investment Operations	(0.58)		(0.76)	(0.29)	0.48	0.50	(0.37)
Less Dividends and Distributions:
Net investment income	(0.11)		(0.22)	(0.17)	(0.25)	(0.45)	—
Net realized gains	—		—	—	—	(0.30)	—
Return of capital	—		(0.02)	(0.09)	—	—	—
Total Dividends and Distributions	(0.11)		(0.24)	(0.26)	(0.25)	(0.75)	—
Net Asset Value, End of Period	$7.37		$8.06	$9.06	$9.61	$9.38	$9.63
Total Return	(7.19	)%(4)	(8.54)%	(3.15)%	5.20%	5.13%	(3.70	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$9,474		$21,706	$73,692	$81,886	$8,772	$5,598
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.84	%(5)	3.75%	3.46%	3.33%	3.54%	3.31	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.99	%(5)	2.99%	2.99%	2.99%	2.99%	2.88	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.03	)%(5)	(1.01)%	(1.00)%	(1.03)%	(1.04)%	(1.01	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.85	%(5)	0.76%	0.47%	0.34%	0.55%	0.43	%(5)
Portfolio turnover rate(9)	3	%(4)	6%	40%	4%	30%	5	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.98%, 1.98%, 2.00%, 1.96%, 1.95%, and 1.86%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.92%, 3.83% 3.56%, 3.39%, 3.59%, and 3.35% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
	Six Months Ended		Year Ended			Period from October 1, 2013 through
Hatteras Long/Short Debt Fund	June 30, 2016 (Unaudited)		2015		2014	December 31, 2013(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$8.01		$8.99		$9.58	$9.46
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.07)		(0.16)		(0.17)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.54)		(0.65)		(0.19)	0.23
Total Gain (Loss) from Investment Operations	(0.61)		(0.81)		(0.36)	0.19
Less Dividends and Distributions:
Net investment income	(0.07)		(0.15)		(0.15)	(0.07)
Net realized gains	—		—		—	—
Return of capital	—		(0.02)		(0.08)	—
Total Dividends and Distributions	(0.07)		(0.17)		(0.23)	(0.07)
Net Asset Value, End of Period	$7.33		$8.01		$8.99	$9.58
Total Return	(7.64	)%(4)	(9.11	)%(4)	(3.89)%	2.06	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$6,196		$17,596		$37,309	$2,612
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	4.59	%(5)	4.50	%(5)	4.21%	4.03	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	3.74	%(5)	3.74	%(5)	3.74%	3.74	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.78	)%(5)	(1.76	)%(5)	(1.75)%	(1.78	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.85	%(5)	0.76	%(5)	0.47%	0.29	%(5)
Portfolio turnover rate(9)	3	%(4)	6	%(4)	40%	0	%(4)

(1)  The fund commenced operations on October 1, 2013.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, and the period from October 1, 2013 through December 31, 2013, the indirect annualized expense ratio for such expenses is 1.98%, 1.98%, 2.00%, 1.98%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, and the period from October 1, 2013 through December 31, 2013, the ratio of expenses gross of waiver is 4.67%, 4.58%, 4.31% and 4.11%, respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended				Period from May 2, 2011 through
Hatteras Long/Short Debt Fund	June 30, 2016 (Unaudited)		2015	2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$8.26		$9.28	$9.83	$9.58	$9.65	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.02)		(0.05)	(0.05)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.54)		(0.69)	(0.20)	0.59	0.61	(0.32)
Total Gain (Loss) from Investment Operations	(0.56)		(0.74)	(0.25)	0.54	0.56	(0.35)
Less Dividends and Distributions:
Net investment income	(0.13)		(0.25)	(0.20)	(0.29)	(0.33)	—
Net realized gains	—		—	—	—	(0.30)	—
Return of capital	—		(0.03)	(0.10)	—	—	—
Total Dividends and Distributions	(0.13)		(0.28)	(0.30)	(0.29)	(0.63)	—
Net Asset Value, End of Period	$7.57		$8.26	$9.28	$9.83	$9.58	$9.65
Total Return	(6.80	)%(4)	(8.10)%	(2.60)%	5.72%	5.79%	(3.50	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$19,748		$96,926	$351,078	$314,643	$8,894	$42,934
Ratio of expenses including dividends on short positions and interest expense to average net assets(6)(7)(8):	3.34	%(5)	3.25%	2.96%	2.83%	3.04%	2.81	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.49	%(5)	2.49%	2.49%	2.49%	2.49%	2.38	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.53	)%(5)	(0.51)%	(0.50)%	(0.53)%	(0.54)%	(0.51	)%(5)
Ratio of dividends on short positions and interest expense to average net assets(7):	0.85	%(5)	0.76%	0.47%	0.34%	0.55%	0.43	%(5)
Portfolio turnover rate(9)	3	%(4)	6%	40%	4%	30%	5	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds in which the Fund invests. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.98%, 1.98%, 2.00%, 1.96%, 1.95%, and 1.86%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2016, the years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.42%, 3.33%, 3.06%, 2.89%, 3.09%, and 2.85% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of the Underlying Funds. For the portfolio turnover rate of the Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class H
	Six Months Ended		Year Ended
Hatteras Event Driven Fund	June 30, 2016 (Unaudited)		2015(4)	2014	2013	2012	2011
Per Share Data(1):
Net Asset Value, Beginning of Period	$10.81		$11.93	$11.65	$9.39	$8.87	$8.49
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.06)		(0.10)	(0.15)	(0.05)	(0.02)	0.06
Net realized and unrealized gain (loss) on investments	(0.15)		(1.02)	0.43	2.31	0.54	0.32
Total Gain (Loss) from Investment Operations	(0.21)		(1.12)	0.28	2.26	0.52	0.38
Less Dividends and Distributions:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$10.60		$10.81	$11.93	$11.65	$9.39	$8.87
Total Return	(1.94	)%(5)	(9.35)%	2.38%	24.09%	5.80%	4.48%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$33,463		$89,067	$238,431	$182,415	$74,399	$78,867
Ratio of expenses including dividends on short positions and interest expense to average net assets(3):	3.46	%(6)	3.41%	3.36%	2.83%	2.77%	2.98%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.00	%(6)	2.00%	2.00%	2.00%	2.00%	2.36%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.19	)%(6)	(0.85)%	(1.23)%	(0.46)%	(0.23)%	0.72%
Ratio of dividends on short positions and interest expense to average net assets:	1.46	%(6)	1.41%	1.36%	0.83%	0.77%	0.62%
Portfolio turnover rate	130	%(5)	177%	220%	246%	242%	286%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.

(4)  On May 29, 2015, the Fund reorganized into the Trust from UFT. See Note 1 of the Notes to Financial Statements.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended December 31,
Hatteras Disciplined Opportunity Fund	June 30, 2016 (Unaudited)		2015	2014
Per Share Data(1):
Net Asset Value, Beginning of Year	$10.02		$10.23	$10.00
Gain (Loss) from Investment Operations:
Net investment loss(2)	(0.09)		(0.18)	(0.21)
Net realized and unrealized gain on investments	0.29		0.33	0.67
Total Gain from Investment Operations	0.20		0.15	0.46
Less Dividends and Distributions:
Capital gain distribution	—		(0.36)	(0.23)
Total Dividends and Distributions	—		(0.36)	(0.23)
Net Asset Value, End of Year	$10.22		$10.02	$10.23
Total Return	2.00	%(4)	1.40%	4.56%
Ratios/Supplemental Data:
Net assets (000's omitted), end of year	$33,946		$33,325	$33,939
Ratio of expenses to average net assets(3):	1.75	%(5)	1.75%	2.08%
Ratio of net investment loss to average net assets:	(1.75	)%(5)	(1.75)%	(2.08)%
Portfolio turnover rate	0	%(4)	75%	29%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)  Amount presented is net of waiver. For the six months ended June 30, 2016, and the years ended December 31, 2015 and December 31, 2014, the ratio of expenses gross of waiver is 2.17%, 2.37%, and 2.78%, respectively.

(4)  Not annualized

(5)  Annualized

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2016 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund, Hatteras Alternative Multi-Manager Fund, Hatteras Managed Futures Strategies Fund, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, Hatteras Event Driven Fund, or Hatteras Disciplined Opportunity Fund (each a "Fund" and collectively "the Funds''), you incur two types of costs: (1) transaction costs, including sales charges and deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/2016 – 6/30/2016).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, operating services fees and interest expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS ALPHA HEDGED STRATEGIES FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
No Load Class
Actual	-3.31%	$1,000.00	$966.90	4.18%	$20.44
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,004.08	4.18%	20.83
Class A
Actual	-3.61%	1,000.00	963.90	4.68%	22.85
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,001.59	4.68%	23.29
Class C
Actual	-3.98%	1,000.00	960.20	5.43%	26.46
Hypothetical (5% return before expenses)	2.49%	1,000.00	997.86	5.43%	26.97
Institutional Shares
Actual	-3.35%	1,000.00	966.50	4.18%	20.44
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,004.08	4.18%	20.83

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2016 (Unaudited) (continued)

HATTERAS ALTERNATIVE MULTI-MANAGER FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Institutional Shares
Actual	-4.48%	$1,000.00	$955.20	3.60%	$17.50
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,006.96	3.60%	17.96

HATTERAS MANAGED FUTURES STRATEGIES FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Institutional Shares
Actual	5.53%	$1,000.00	$1,055.30	2.65%	$13.54
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,024.86	2.65%	13.34
Class H
Actual	0.54%	1,000.00	1,005.40	2.38%	11.87
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,024.86	2.38%	11.98

HATTERAS LONG/SHORT EQUITY FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A
Actual	-7.14%	$1,000.00	$928.60	4.53%	$21.72
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,002.34	4.53%	22.55
Institutional Shares
Actual	-7.03%	1,000.00	929.70	4.03%	19.34
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,004.82	4.03%	20.09

HATTERAS LONG/SHORT DEBT FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A
Actual	-7.19%	$1,000.00	$928.10	3.84%	$18.41
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,005.77	3.84%	19.15
Class C
Actual	-7.64%	1,000.00	923.60	4.59%	21.95
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,002.04	4.59%	22.85
Institutional Shares
Actual	-6.80%	1,000.00	932.00	3.34%	16.04
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,008.25	3.34%	16.68

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2016 (Unaudited) (continued)

HATTERAS EVENT DRIVEN FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class H
Actual	-1.94%	$1,000.00	$980.60	3.46%	$17.04
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,007.66	3.46%	17.27

HATTERAS DISCIPLINED OPPORTUNITY FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Institutional Class
Actual	2.10%	$1,000.00	$1,021.00	1.75%	$8.79
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,016.16	1.75%	8.77

1  For the six-months ended June 30, 2016.

2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

RESULTS OF SHAREHOLDER MEETING
(UNAUDITED)

Results of Shareholder Meeting (Unaudited)

On April 26, 2016, Hatteras Managed Futures Strategies Fund held a Special Meeting of Shareholders to approve a number of proposals, listed below. All of the proposals were approved.

Proposal 1: To approve an amendment to the advisory agreement to implement an annual management fee

Shares Voted For	Shares Voted Against	Shares Abstained
126,787	0	0

Proposal 2: To approve a "manager of managers" arrangement

Shares Voted For	Shares Voted Against	Shares Abstained
126,787	0	0

INDEPENDENT TRUSTEES APPROVAL OF SUB-ADVISORY AGREEMENT
(UNAUDITED)

The Independent Trustees (the "Independent Trustees") of Hatteras Alternative Mutual Funds Trust (the "Trust"), i.e., those Trustees who are not "interested persons" of the Trust, as such term is defined in the Investment Company Act of 1940, as amended, met in person on December 9, 2015, and voted to approve a new sub-advisory agreement (the "Sub-Advisory Agreement") among the Trust, on behalf of the Hatteras Event Driven Fund ("the Fund"), Hatteras Funds, LLC ("Advisor") and Havens Advisors, LLC (the "Sub-Advisor"). The Independent Trustees received and discussed a memorandum from independent legal counsel to the Independent Trustees regarding the duties and responsibilities of the Independent Trustees under the Investment Company Act of 1940, as amended, in approving advisory agreement.

The Independent Trustees evaluated the quality of services expected to be provided by the Sub-Advisor to the Fund and the total compensation proposed to be paid to the Sub-Advisor. The Independent Trustees gave equal consideration to all factors deemed to be relevant to the Sub-Advisor, including, but not limited to the following: (i) the overall historical investment performances of the proposed Sub-Advisor; (ii) the nature, scope and quality of the services to be provided by the Sub-Advisor; (iii) the costs of the services to be provided by the Sub-Advisor and the structure of the Sub-Advisor's fees; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and (v) the profits to be realized by the proposed Sub-Advisor and its affiliates from the relationship with the Fund.

None of these factors was determinative in the Independent Trustees' decision to approve the Sub-Advisory Agreement, but each was a factor in the Independent Trustees' consideration.

The Independent Trustees next assessed the overall quality of services to be provided by the Sub-Advisor to the Fund. The Independent Trustees considered the Sub-Advisor's specific responsibilities in all aspects of day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at the Sub-Advisor involved in the day-to-day portfolio activities of the Fund. The Independent Trustees then concluded that the Sub-Advisor would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Sub-Advisory Agreement, as applicable, and that the nature, overall quality, and extent of the management services were satisfactory.

Semi-Annual Report

JUNE 30, 2016

Long/Short Equity Portfolio

Relative Value — Long/Short Debt Portfolio

UNDERLYING FUNDS TRUST

For the Six Months ended June 30, 2016

Table of Contents

Allocation of Portfolio Assets	93-94
Schedules of Investments	95-121
Statements of Assets and Liabilities	122
Statements of Operations	123
Statements of Changes in Net Assets	124
Notes to Financial Statements	125-137
Expense Example	138

UNDERLYING FUNDS TRUST

LONG/SHORT EQUITY

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

UNDERLYING FUNDS TRUST

RELATIVE VALUE — LONG/SHORT DEBT

Allocation of Portfolio Assets — June 30, 2016 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Shares	Value
Common Stocks — 49.7%
Aerospace & Defense — 0.0%
Mercury Systems, Inc.[a]	1,186	$29,484
Air Freight & Logistics — 0.5%
Forward Air Corp.[c]	8,068	359,268
Airlines — 0.3%
Delta Air Lines, Inc.	5,521	201,130
Auto Components — 1.4%
Autoliv, Inc.	2,450	263,253
Koito Manufacturing Co. Ltd.	17,210	792,425
Total Auto Components		1,055,678
Beverages — 2.0%
MGP Ingredients, Inc.[c]	37,480	1,432,860
Biotechnology — 4.9%
Amicus Therapeutics, Inc.[a,c]	23,800	129,948
BioSpecifics Technologies Corp.[a,c]	19,695	786,618
Dynavax Technologies Corp.[a]	10,590	154,402
Hugel, Inc.[a]	2,530	701,801
Medivation, Inc.[a]	2,515	151,654
Repligen Corp.[a]	10,630	290,837
TESARO, Inc.[a]	16,400	1,378,420
Total Biotechnology		3,593,680
Building Products — 0.4%
Builders FirstSource, Inc.[a]	11,246	126,518
NCI Building Systems, Inc.[a]	1,827	29,214
USG Corp.[a]	4,615	124,420
Total Building Products		280,152
Chemicals — 1.6%
CF Industries Holdings, Inc.	34,292	826,437
LSB Industries, Inc.[a]	26,600	321,328
Total Chemicals		1,147,765
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.[a]	4,825	251,431
Command Security Corp.[a]	112,549	300,506
KAR Auction Services, Inc.[c]	1,505	62,818
Total Commercial Services & Supplies		614,755
Communications Equipment — 0.8%
ADTRAN, Inc.	10,343	192,897
Lumentum Holdings, Inc.[a]	4,542	109,917
Oclaro, Inc.[a]	51,647	252,037
Total Communications Equipment		554,851
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	3,854	125,525
Diversified Financial Services — 0.7%
Zenkoku Hosho Co. Ltd.	14,140	516,457
Diversified Telecommunication Services — 0.6%
ORBCOMM, Inc.[a]	47,026	467,909

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Electrical Equipment — 0.0%
Helix Wind Corp.(Acquired 1/6/2010, Cost $355,921)[a,e]	301,628	$30
Electronic Equipment, Instruments & Components — 1.3%
Electro Rent Corp.	13,023	200,684
PAX Global Technology Ltd.	734,980	646,985
Rogers Corp.[a]	2,138	130,632
Total Electronic Equipment, Instruments & Components		978,301
Energy Equipment & Services — 0.1%
TETRA Technologies, Inc.[a]	15,410	98,162
Food Products — 4.1%
Bakkafrost PF	19,890	750,435
Darling International, Inc.[a]	67,980	1,012,902
Dean Foods Co.	10,960	198,266
Nomad Foods Ltd.[a]	135,157	1,078,553
Total Food Products		3,040,156
Health Care Equipment & Supplies — 0.8%
ABIOMED, Inc.[a]	1,327	145,028
Invacare Corp.	1,200	14,556
MGC Diagnostics Corp.[a]	5,838	38,064
Natus Medical, Inc.[a]	9,662	365,223
Total Health Care Equipment & Supplies		562,871
Health Care Providers & Services — 1.8%
Adeptus Health, Inc.[a]	667	34,457
Air Methods Corp.[a,c]	9,027	323,437
AMN Healthcare Services, Inc.[a]	1,359	54,319
Capital Senior Living Corp.[a,c]	12,776	225,752
Cross Country Healthcare, Inc.[a]	4,832	67,262
The Ensign Group, Inc.[c]	28,970	608,660
Total Health Care Providers & Services		1,313,887
Health Care Technology — 0.6%
IMS Health Holdings, Inc.[a]	18,608	471,899
Hotels, Restaurants & Leisure — 1.4%
Evolution Gaming Group AB (Acquired 9/9/2015 through 9/18/2015, Cost $191,793)[d]	7,320	220,760
Planet Fitness, Inc.[a]	6,829	128,931
Unibet Group PLC	70,190	644,817
Total Hotels, Restaurants & Leisure		994,508
Household Durables — 0.4%
Tempur Sealy International, Inc.[a]	2,965	164,024
TopBuild Corp.[a]	3,609	130,646
Total Household Durables		294,670
Internet & Catalog Retail — 0.3%
Nutrisystem, Inc.	1,822	46,206
TripAdvisor, Inc.[a,c]	3,106	199,716
Total Internet & Catalog Retail		245,922
Internet Software & Services — 2.7%
Alibaba Group Holding, Ltd. — ADR[a]	9,489	754,660
EarthLink Holdings Corp.	48,081	307,719
Five9, Inc.[a]	32,182	382,966

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Internet Software & Services — 2.7% (continued)
VeriSign, Inc.[a]	6,192	$535,360
Total Internet Software & Services		1,980,705
IT Services — 2.2%
CACI International, Inc.[a]	1,484	134,168
Cancom SE	11,040	548,170
Euronet Worldwide, Inc.[a]	1,679	116,170
Science Applications International Corp.	8,542	498,426
The Hackett Group, Inc.	12,562	174,235
Travelport Worldwide Ltd.	12,510	161,254
Total IT Services		1,632,423
Leisure Products — 0.2%
Hasbro, Inc.	1,473	123,717
Life Sciences Tools & Services — 0.9%
INC Research Holdings, Inc.[a]	17,610	671,469
Machinery — 0.4%
Stabilus SAa	5,480	260,781
Media — 0.7%
IMAX Corp.[a]	7,829	230,799
Modern Times Group AB	9,490	252,258
Total Media		483,057
Metals & Mining — 0.5%
Orocobre Ltd.[a]	107,320	385,433
Multiline Retail — 0.8%
Ryohin Keikaku Co. Ltd.	2,545	620,210
Oil, Gas & Consumable Fuels — 0.7%
Golar LNG Partners LP	30,000	549,900
Paper & Forest Products — 1.0%
KapStone Paper and Packaging Corp.	55,738	725,151
Personal Products — 0.5%
It's Skin Co. Ltd.	4,680	340,613
Pharmaceuticals — 1.3%
H. Lundbeck ASa	15,020	563,060
Heska Corp.[a]	11,010	409,242
Total Pharmaceuticals		972,302
Professional Services — 0.5%
Kforce, Inc.	7,962	134,478
Navigant Consulting, Inc.[a,c]	12,201	197,046
Total Professional Services		331,524
Real Estate Investment Trusts (REITs) — 0.2%
Geo Group, Inc.	3,586	122,569
Road & Rail — 1.7%
AMERCO[c]	3,275	1,226,651

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Semiconductors & Semiconductor Equipment — 3.9%
Cirrus Logic, Inc.[a]	10,740	$416,605
DSP Group, Inc.[a]	19,550	207,426
Inphi Corp.[a]	6,075	194,582
Qorvo, Inc.[a]	635	35,090
Silicon Motion Technology Corp. — ADR[c]	30,775	1,471,045
U-Blox AG	600	129,343
V Technology Co. Ltd.	3,740	429,336
Total Semiconductors & Semiconductor Equipment		2,883,427
Software — 2.1%
Callidus Software, Inc.[a,c]	484	9,670
Ellie Mae, Inc.[a]	1,529	140,133
Monotype Imaging Holdings, Inc.	13,965	343,958
RingCentral, Inc.[a]	14,565	287,222
Ubisoft Entertainment[a]	17,110	623,336
Varonis Systems, Inc.[a]	4,949	118,875
Total Software		1,523,194
Specialty Retail — 1.4%
American Eagle Outfitters, Inc.	23,047	367,139
Lithia Motors, Inc.	3,780	268,644
MarineMax, Inc.[a,c]	24,394	413,966
Total Specialty Retail		1,049,749
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.[c]	5,453	521,307
Hitachi Maxell Ltd.	36,520	496,895
MIRAE Technology Co. Ltd.	23,371	194,802
Total Technology Hardware, Storage & Peripherals		1,213,004
Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	12,275	754,790
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.[a]	4,604	209,344
Total Common Stocks (Cost $31,591,504)		36,439,933
Exchange Traded Funds — 0.3%
SPDR Gold Shares[a]	2,130	269,488
Total Exchange Traded Funds (Cost $260,685)		269,488
	Contracts
Purchased Options — 0.0%[a]
Put Options — 0.0%
Osiris Therapeutics, Inc. Expiration: August 2016, Exercise Price: $6.00	57	6,270
Total Purchased Options (Cost $5,132)		6,270

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Money Market Funds — 43.2%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class 0.27%[b,c]	31,627,127	$31,627,127
Total Money Market Funds (Cost $31,627,127)		31,627,127
Total Investments (Cost $63,484,448) — 93.2%		68,342,818
Other Assets in Excess of Liabilities — 6.8%		4,948,513
Total Net Assets — 100.0%		$73,291,331

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt

a  Non-income producing.

b  Variable Rate Security. The rate shown represents the rate at June 30, 2016.

c  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $8,757,824.

d  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the value of these securities total $220,760 which represents less than 0.3% of total net assets.

e  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the value of these securities total $30 which represents less than 0.0% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2016 (Unaudited)

	Shares	Value
Common Stocks — 27.0%
Air Freight & Logistics — 0.4%
Echo Global Logistics, Inc.	11,679	$261,843
Auto Components — 0.6%
BorgWarner, Inc.	15,522	458,209
Automobiles — 0.5%
Ferrari NV — ADR	4,505	184,390
Thor Industries, Inc.	2,856	184,897
Total Automobiles		369,287
Banks — 0.8%
Canadian Imperial Bank of Commerce	3,120	234,347
National Bank Of Canada	10,300	352,302
Total Banks		586,649
Beverages — 0.5%
Coca-Cola Co.	8,597	389,702
Biotechnology — 0.6%
Exact Sciences Corp.	19,240	235,690
Osiris Therapeutics, Inc.	41,035	208,868
Total Biotechnology		444,558
Building Products — 0.3%
AAON, Inc.	8,437	232,102
Communications Equipment — 0.3%
CalAmp Corp.	8,584	127,129
Finisar Corp.	7,050	123,446
Total Communications Equipment		250,575
Construction & Engineering — 0.5%
JGC Corp.	15,030	215,163
MYR Group, Inc.	1,376	33,134
Quanta Services, Inc.	5,023	116,132
Total Construction & Engineering		364,429
Construction Materials — 0.5%
Headwaters, Inc.	20,839	373,852
Electrical Equipment — 0.5%
AMETEK, Inc.	3,030	140,077
Sunrun, Inc.	40,970	242,952
Total Electrical Equipment		383,029
Electronic Equipment, Instruments & Components — 1.0%
Control4 Corp.	13,670	111,547
Fabrinet	1,777	65,962
II-VI, Inc.	9,159	171,823
Ingenico Group SA	1,490	172,699
Methode Electronics, Inc.	6,120	209,488
Total Electronic Equipment, Instruments & Components		731,519
Energy Equipment & Services — 0.6%
CARBO Ceramics, Inc.	12,860	168,466
US Silica Holdings, Inc.	8,840	304,715
Total Energy Equipment & Services		473,181

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Food & Staples Retailing — 1.1%
Metcash Ltd.	204,640	$293,303
Whole Foods Market, Inc.	7,540	241,431
Woolworths Ltd.	16,450	258,735
Total Food & Staples Retailing		793,469
Food Products — 0.3%
Hormel Foods Corp.	944	34,550
Wilmar International Ltd.	74,220	180,674
Total Food Products		215,224
Health Care Equipment & Supplies — 1.4%
Abaxis, Inc.	7,368	347,991
Accuray, Inc.	24,290	126,065
ConforMIS, Inc.	21,330	149,737
Insulet Corp.	13,910	420,638
Total Health Care Equipment & Supplies		1,044,431
Health Care Providers & Services — 0.6%
Express Scripts Holding Co.	3,190	241,802
Premier, Inc.	6,860	224,322
Total Health Care Providers & Services		466,124
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.	11,050	140,335
Hotels, Restaurants & Leisure — 1.7%
McDonald's Holding Co. Japan Ltd.	10,830	294,173
Royal Caribbean Cruises Ltd.	7,888	529,679
The Habit Restaurants, Inc.	6,891	112,875
Wingstop, Inc.	7,440	202,740
Zoe's Kitchen, Inc.	3,560	129,121
Total Hotels, Restaurants & Leisure		1,268,588
Internet & Catalog Retail — 1.0%
FTD Companies, Inc.	4,704	117,412
Netflix, Inc.	6,538	598,096
Total Internet & Catalog Retail		715,508
Internet Software & Services — 0.2%
TrueCar, Inc.	18,244	143,215
IT Services — 0.3%
Jack Henry & Associates, Inc.	1,526	133,174
Syntel, Inc.	1,475	66,759
Total IT Services		199,933
Leisure Products — 0.1%
Arctic Cat, Inc.	5,291	89,947
Life Sciences Tools & Services — 1.1%
Illumina, Inc.	5,643	792,164
Machinery — 1.9%
American Railcar Industries, Inc.	4,655	183,733
Hillenbrand, Inc.	4,443	133,468
IDEX Corp.	1,176	96,549
Joy Global, Inc.	15,990	338,029
The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Machinery — 1.9% (continued)
Lincoln Electric Holdings, Inc.	2,074	$122,532
Oshkosh Corp.	3,555	169,609
TriMas Corp.	2,058	37,044
Wabash National Corp.	27,103	344,208
Total Machinery		1,425,172
Media — 0.4%
MDC Partners, Inc.	14,950	273,436
Oil, Gas & Consumable Fuels — 0.8%
Chevron Corp.	3,030	317,635
Exxon Mobil Corp.	2,547	238,756
Total Oil, Gas & Consumable Fuels		556,391
Personal Products — 0.4%
Nu Skin Enterprises, Inc.	5,525	255,200
Pharmaceuticals — 0.3%
The Medicines Co.	6,390	214,896
Professional Services — 0.1%
Mistras Group, Inc.	2,343	55,927
Real Estate Investment Trusts (REITs) — 0.5%
Hersha Hospitality Trust	7,698	132,021
Seritage Growth Properties	4,250	211,820
Total Real Estate Investment Trusts (REITs)		343,841
Road & Rail — 0.3%
Knight Transportation, Inc.	4,740	125,989
Landstar System, Inc.	898	61,657
Total Road & Rail		187,646
Semiconductors & Semiconductor Equipment — 1.4%
Cree, Inc.	10,630	259,797
Intel Corp.	24,135	791,628
Total Semiconductors & Semiconductor Equipment		1,051,425
Software — 0.2%
Interactive Intelligence Group, Inc.	3,451	141,456
Specialty Retail — 1.8%
Asbury Automotive Group, Inc.	2,176	114,762
AutoNation, Inc.	2,922	137,276
Group 1 Automotive, Inc.	2,073	102,323
Rent-A-Center, Inc.	4,391	53,922
Select Comfort Corp.	11,032	235,864
Signet Jewelers Ltd.	7,174	591,209
Sonic Automotive, Inc.	6,209	106,236
Total Specialty Retail		1,341,592
Textiles, Apparel & Luxury Goods — 2.1%
Carter's, Inc.	642	68,354
Deckers Outdoor Corp.	2,368	136,207
Hanesbrands, Inc.	34,487	866,658
Movado Group, Inc.	8,389	181,874

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2016 (Unaudited) (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods — 2.1% (continued)
Under Armour, Inc. — Class A	5,029	$201,814
Under Armour, Inc. — Class C	2,575	93,730
Total Textiles, Apparel & Luxury Goods		1,548,637
Thrifts & Mortgage Finance — 0.3%
Home Capital Group, Inc.	9,740	241,399
Trading Companies & Distributors — 1.4%
GATX Corp.	3,491	153,499
Marubeni Corp.	61,470	277,705
NOW, Inc.	1,759	31,908
Toromont Industries Ltd.	10,810	314,941
W.W. Grainger, Inc.	938	213,161
Total Trading Companies & Distributors		991,214
Total Common Stocks (Proceeds $20,922,761)		19,816,105
Exchange Traded Funds — 3.4%
Direxion Daily Semiconductors Bear 3x Shares	1,645	46,142
iPATH S&P 500 VIX Short-Term Futures ETN	6,771	93,440
iShares MSCI Australia ETF	17,832	346,832
iShares MSCI South Korea Capped ETF	6,040	314,503
ProShares UltraPro Short Russell 2000	1,840	43,571
SPDR S&P500 ETF Trust	7,520	1,575,666
VanEck Vectors Semiconductor ETF	809	46,485
Total Exchange Traded Funds (Proceeds $2,778,504)		2,466,639
Total Securities Sold Short (Proceeds $23,701,265) — 30.4%		$22,282,744

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SWAP CONTRACTS

June 30, 2016 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Termination Dates	Financing Rate	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
BNP Paribas SA	Aerospace Industrial	Receive	8/1/2017	1.210%	$170,088	$23,993
BNP Paribas SA	EGIS Technology, Inc.	Receive	8/1/2017	1.200%	154,893	(5,467)
BNP Paribas SA	Eicher Motors Ltd.	Receive	5/2/2017	1.210%	157,102	27,818
BNP Paribas SA	Iron Force Industrial Co. Ltd.	Receive	7/3/2017	1.210%	142,960	10,666
BNP Paribas SA	Taiwan Paiho Ltd.	Receive	8/1/2017	1.200%	21,550	356
BNP Paribas SA	Taiwan Paiho Ltd.	Receive	9/1/2016 - 6/1/2017	1.210%	659,971	310,114
BNP Paribas SA	Tung Thih Electronic Co. Ltd.	Receive	9/1/2016 - 8/1/2017	1.210%	837,272	520,217
BNP Paribas SA	Vectura Group PLC	Receive	9/1/2017	0.750%	77,399	879
BNP Paribas SA	Vectura Group PLC	Receive	8/1/2016 - 8/1/2017	1.260%	347,867	3,849
BNP Paribas SA	Voltronic Power Technology	Receive	12/1/2016 - 2/2/2017	1.210%	265,600	31,192
Total Long Total Return Swap Contracts — 1.3%						$923,617
Short Total Return Swap Contracts
BNP Paribas SA	Beijing Enterprises	Pay	4/3/2017	-2.790%	150,792	(24,140)
BNP Paribas SA	BTG PLC	Pay	9/1/2017	-0.400%	147,531	28,076
BNP Paribas SA	BTG PLC	Pay	9/1/2016 - 12/1/2016	0.110%	147,531	28,077
BNP Paribas SA	Commonwealth Bank of Austrailia	Pay	5/1/2017	1.350%	381,686	(26,232)
BNP Paribas SA	Marks and Spencer Group PLC	Pay	8/1/2017	0.110%	91,218	21,852
BNP Paribas SA	Metcash Ltd.	Pay	12/1/2016	-0.660%	15,909	(4,399)
BNP Paribas SA	Reliance Infastrusture Ltd.	Pay	9/1/2017	0.430%	179,372	(2,529)
BNP Paribas SA	Sirius Minerals PLC	Pay	7/3/2017 - 8/1/2017	-19.490%	136,667	6,162
BNP Paribas SA	Tesco PLC	Pay	3/1/2017 - 8/1/2017	0.110%	135,750	51,484
BNP Paribas SA	Woolworths Ltd.	Pay	7/3/2017	1.350%	10,224	802
BNP Paribas SA	ZoomLion Heavy Industry	Pay	7/3/2017	1.600%	207,897	(30,833)
Total Short Total Return Swap Contracts — 0.1%						$48,320

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options Swap Contracts	Investments Unrealized gain on swap contracts	$6,270 1,065,537	Unrealized loss on swap contracts	$93,600
Total		$1,071,807		$93,600

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(976,207)
Written Options	175,691
Swap Contracts	541,778
Total Realized Loss on Derivatives	$(258,738)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(18,691)
Written Options	(125,175)
Swap Contracts	(1,138,136)
Total Equity Contracts	$(1,282,002)

The average quarterly market value of purchased and written options during the trailing four quarters ended June 30, 2016 were as follows:

Purchased options	$349,843
Written options	$110,450

The average quarterly notional amount of swap contracts during the trailing four quarters ended June 30, 2016 were as follows:

Swaps	$2,096,263

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2016 (Unaudited):

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$27,321,986	$9,117,947	(1)	$—	$36,439,933
Exchange Traded Funds	269,488	—		—	269,488
Purchased Options	—	6,270		—	6,270
Money Market Funds	31,627,127	—		—	31,627,127
Total Long Investments in Securities	$59,218,601	$9,124,217		$—	$68,342,818
Securities Sold Short:
Common Stocks	$18,123,653	$1,692,452	(1)	$—	$19,816,105
Exchange Traded Funds	2,466,639	—		—	2,466,639
Total Securities Sold Short	$20,590,292	$1,692,452		$—	$22,282,744
Other Financial Instruments(2)
Total Return Swap Buy Contracts	$—	$923,617		$—	$923,617
Total Return Swap Sell Contracts	—	48,320		—	48,320
Total Other Financial Instruments	$—	$971,937		$—	$971,937

Below are the transfers into or out of Levels 1 and 2 during the quarter ended June 30, 2016:

	Long Securities	Securities Sold Short
Transfers into Level 1	$—	$—
Transfers out of Level 1	194,802	—
Net Transfers in and/(out) of Level 1	$(194,802)	$—
Transfers into Level 2	$194,802	$—
Transfers out of Level 2	—	—
Net Transfers in and/(out) of Level 2	$194,802	$—

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2016. See Note 2 in the Notes to Financial Statements.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

(1)  The Common Stocks Level 2 balance consists of the value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Auto Components	$792,425	$—
Biotechnology	701,801	—
Construction & Engineering	—	215,163
Diversified Financial Services	516,457	—
Electrical Equipment	30	—
Electronic Equipment, Instruments & Components	646,985	172,699
Food & Staples Retailing	—	552,038
Food Products	750,435	180,674
Hotels Restaurants & Leisure	865,577	294,173
IT Services	548,170	—
Machinery	260,781	—
Media	252,258	—
Metals & Mining	385,433	—
Multiline Retail	620,210	—
Personal Products	340,613	—
Pharmaceuticals	563,060	—
Semiconductors & Semiconductor Equipment	558,679	—
Trading Companies & Distributors	—	277,705
Software	623,336	—
Technology Hardware, Storage & Peripherals	691,697	—
	$9,117,947	$1,692,452

(2)  Includes cumulative appreciation/depreciation on swap contracts as reported in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2016 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	$1,065,537	$—	$1,065,537	$(93,600)	$—	$971,937
	$1,065,537	$—	$1,065,537	$(93,600)	$—	$971,937

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	$93,600	$—	$93,600	$(93,600)	$—	$—
	$93,600	$—	$93,600	$(93,600)	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Shares	Value
Common Stocks — 4.1%
Building Products — 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0)[a,d,f]	2,804	$0
Euramax Holdings, Inc.[a,f]	137	0
Total Building Products		0
Transportation Infrastructure — 4.1%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,447)[a,d,f]	9,420	1,456,574
Total Common Stocks (Cost $2,328,447)		1,456,574
Preferred Stocks — 0.4%
Building Products — 0.4%
Dayton Superior Corp. Preferred Units, 0.000% (Acquired 12/23/2009, Cost $454,916)[a,d,f]	3,115	133,377
Total Preferred Stocks (Cost $454,916)		133,377
	Principal Amount
Asset Backed Securities — 5.3%
American Homes 4 Rent Trust
Series 2014-SFR1, Class F, 3.691%, 06/17/2031 (Acquired 08/04/2014, Cost $481,250)[b,c]	$500,000	478,901
American Residential Property Trust
Series 2014-SFR1, Class E, 4.361%, 09/18/2031 (Acquired 08/15/2014, Cost $393,945)[b,c]	400,000	394,887
Invitation Homes Trust
Series 2014-SFR1, Class F, 4.196%, 06/19/2031 (Acquired 08/21/2014 through 06/21/2016, Cost $630,624)[b,c]	650,000	625,805
Series 2014-SFR2, Class F, 4.446%, 09/18/2031 (Acquired 05/26/2016, Cost $116,400)[b,c]	120,000	117,027
Series 2014-SFR3, Class E, 4.946%, 12/18/2031 (Acquired 06/16/2016, Cost $252,801)[b,c]	250,000	252,431
Total Asset Backed Securities (Cost $1,875,020)		1,869,051
Mortgage Backed Securities — 18.3%
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class D, 2.788%, 04/12/2049 (Acquired 04/13/2016, Cost $188,118)[c]	300,000	184,155
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 1.173%, 02/25/2035[b]	345,397	284,260
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, 5.353%, 11/25/2024[b]	205,000	209,498
Series 2014-C04, Class 2M2, 5.453%, 11/25/2024[b]	330,000	335,329
Series 2015-C04, Class 2M2, 6.003%, 04/25/2028[b]	230,000	235,094
Series 2015-C04, Class 1M2, 6.153%, 04/25/2028[b]	120,000	123,823
Fannie Mae REMICS
Series 2011-124, Class IC, 3.500%, 09/25/2021	196,188	8,978
Series 2011-88, Class WI, 3.500%, 09/25/2026	222,439	20,079
Series 2008-87, Class AS, 7.197%, 07/25/2033[b]	135,900	31,081
Series 2004-66, Class SE, 6.047%, 09/25/2034[b]	89,058	15,955
Series 2005-65, Class KI, 6.547%, 08/25/2035[b]	94,625	18,622
Series 2005-89, Class S, 6.247%, 10/25/2035[b]	412,937	79,270
Series 2007-75, Class JI, 6.092%, 08/25/2037[b]	89,014	16,844
Series 2012-126, Class SJ, 4.547%, 11/25/2042[b]	1,102,906	190,880
Freddie Mac REMICS
Series 3308, Class S, 6.758%, 03/15/2032[b]	63,740	12,973
Series 2965, Class SA, 5.608%, 05/15/2032[b]	59,470	9,130

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Principal Amount	Value
Mortgage Backed Securities — 18.3% (continued)
Government National Mortgage Association
Series 2012-101, Class AI, 3.500%, 08/20/2027	$146,421	$16,766
Series 2012-103, Class IB, 3.500%, 04/20/2040	340,834	33,918
Series 2011-157, Class SG, 6.152%, 12/20/2041[b]	667,340	145,479
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-C31, Class D, 4.272%, 08/17/2048[b]	500,000	360,068
Series 2007-CB19, Class AJ, 5.887%, 02/12/2049[b]	4,300,000	3,697,463
Luminent Mortgage Trust
Series 2006-2, Class A1A, 0.653%, 02/25/2046[b]	454,682	309,920
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038[f,g]	722,643	0
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class D, 4.620%, 09/17/2048[b]	212,000	166,680
Total Mortgage Backed Securities (Cost $6,919,769)		6,506,265
Corporate Bonds — 30.5%
Banks — 0.3%
Citigroup, Inc.
4.600%, 03/09/2026	100,000	105,957
Beverages — 0.1%
Molson Coors Brewing Co.
4.200%, 07/15/2046	40,000	40,370
Commercial Services & Supplies — 0.4%
GFL Environmental, Inc.
9.875%, 02/01/2021 (Acquired 04/13/2016, Cost $129,850)[c]	125,000	133,750
Communications Equipment — 0.5%
Avaya, Inc.
7.000%, 04/01/2019 (Acquired 10/20/2015, Cost $195,316)[c]	250,000	179,375
Construction Materials — 0.3%
US Concrete, Inc.
6.375%, 06/01/2024 (Acquired 05/23/2016, Cost $100,000)[c]	100,000	100,250
Diversified Financial Services — 2.8%
Aircastle Ltd.
5.000%, 04/01/2023	200,000	203,740
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.450%, 06/15/2023 (Acquired 05/17/2016, Cost $114,951)[c]	115,000	119,415
6.020%, 06/15/2026 (Acquired 05/17/2016, Cost $59,971)[c]	60,000	62,364
General Motors Financial Co., Inc.
3.200%, 07/06/2021	150,000	150,605
5.250%, 03/01/2026	165,000	179,790
Petrobras Global Finance BV
8.375%, 05/23/2021	100,000	103,450
8.750%, 05/23/2026	165,000	166,539
Total Diversified Financial Services		985,903
Diversified Telecommunication Services — 1.2%
Frontier Communications Corp.
11.000%, 09/15/2025	215,000	224,138
Numericable-SFR SA
7.375%, 05/01/2026 (Acquired 04/06/2016, Cost $200,000)[c]	200,000	198,000
Total Diversified Telecommunication Services		422,138

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Principal Amount	Value
Food & Staples Retailing — 0.5%
Fresh Market, Inc.
9.750%, 05/01/2023 (Acquired 04/22/2016, Cost $188,100)[c]	$190,000	$178,956
Food Products — 0.6%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 03/01/2016, Cost $233,548)[d]	250,000	211,250
Health Care Providers & Services — 0.9%
Quorum Health Corp.
11.625%, 04/15/2023 (Acquired 04/08/2016 through 06/24/2016, Cost $227,804)[c]	225,000	228,375
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/2023 (Acquired 04/22/2016, Cost $95,478)[c]	95,000	97,613
Total Health Care Providers & Services		325,988
Hotels, Restaurants & Leisure — 8.7%
Caesar's Entertainment Operating Co., Inc.
10.750%, 02/01/2016[g]	1,500,000	903,750
6.500%, 06/01/2018[g]	4,432,000	1,794,959
Caesar's Entertainment Resort Properties LLC
8.000%, 10/01/2020	250,000	251,875
ESH Hospitality, Inc.
5.250%, 05/01/2025 (Acquired 03/11/2016, Cost $93,575)[c]	95,000	92,981
Pinnacle Entertainment, Inc.
5.625%, 05/01/2024 (Acquired 04/12/2016 through 04/13/2016, Cost $105,258)[c]	105,000	105,000
Total Hotels, Restaurants & Leisure		3,148,565
Insurance — 2.4%
Syncora Holdings Ltd.
6.880%, 09/29/2049[b]	2,693,906	888,988
IT Services — 0.4%
Broadridge Financial Solutions, Inc.
3.400%, 06/27/2026	150,000	152,691
Machinery — 1.3%
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 06/01/2021 (Acquired 07/17/2015, Cost $625,512)[d]	635,000	447,675
Marine — 0.4%
Deck Chassis Acquisition, Inc.
10.000%, 06/15/2023 (Acquired 06/13/2016, Cost $125,000)[c]	125,000	129,688
Media — 0.3%
Aleris International, Inc.
9.500%, 04/01/2021 (Acquired 03/22/2016, Cost $101,369)[c]	100,000	103,000
Metals & Mining — 1.8%
AK Steel Corp.
7.625%, 10/01/2021	215,000	198,337
7.500%, 07/15/2023	95,000	97,197
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.
13.750%, 12/31/2016[g]	72,000	1,440
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
7.125%, 05/01/2018 (Acquired 06/30/2015, Cost $140,090)[c]	138,000	142,830
6.500%, 05/15/2021 (Acquired 04/28/2016, Cost $30,000)[c]	30,000	31,137
Joseph T Ryerson & Son, Inc.
11.000%, 05/15/2022 (Acquired 05/12/2016, Cost $150,000)[c]	150,000	155,625
United States Steel Corp.
8.375%, 07/01/2021 (Acquired 05/03/2016, Cost $50,588)[c]	50,000	52,813
Total Metals & Mining		679,379

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Corp.
5.125%, 12/01/2022	$300,000	$289,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.750%, 04/15/2023	190,000	135,375
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	250,000	247,717
MPLX LP
4.875%, 06/01/2025 (Acquired 05/28/2015, Cost $247,565)[c]	250,000	244,877
Petroleos Mexicanos
6.375%, 01/23/2045	250,000	252,500
Sunoco LP/Sunoco Finance Corp.
6.250%, 04/15/2021 (Acquired 04/04/2016, Cost $115,900)[c]	115,000	115,503
Vale Overseas Ltd.
5.875%, 06/10/2021	80,000	80,300
Western Gas Partners LP
4.650%, 07/01/2026	45,000	44,908
Total Oil, Gas & Consumable Fuels		1,410,680
Pharmaceuticals — 0.2%
Mylan NV
3.950%, 06/15/2026 (Acquired 05/31/2016, Cost $59,539)[c]	60,000	60,819
Real Estate Management & Development — 0.3%
K Hovnanian Enterprises, Inc.
8.000%, 11/01/2019 (Acquired 10/31/2014, Cost $145,000)[d]	145,000	100,050
Software — 0.5%
Oracle Corp.
4.000%, 07/15/2046	175,000	176,783
Specialty Retail — 0.3%
L Brands, Inc.
6.750%, 07/01/2036	95,000	95,415
Technology Hardware, Storage & Peripherals — 1.2%
Seagate HDD Cayman
5.750%, 12/01/2034	600,000	421,875
Textiles, Apparel & Luxury Goods — 0.0%
Industrias Unidas SA de CV
8.750%, 03/26/2010[f,g]	38,000	0
Wireless Telecommunication Services — 1.2%
Intelsat Luxembourg SA
6.750%, 06/01/2018	150,000	99,000
Sprint Corp.
7.250%, 09/15/2021	345,000	295,837
Total Wireless Telecommunication Services		394,837
Total Corporate Bonds (Cost $13,829,632)		10,894,382
Foreign Government Notes/Bonds — 0.6%
Qatar Government International Bond
3.250%, 06/02/2026 (Acquired 05/25/2016, Cost $197,926)[c]	200,000	204,425
Total Foreign Government Notes/Bonds (Cost $197,926)		204,425

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited) (continued)

	Principal Amount	Value
US Treasury Bill — 0.4%
United States Treasury Bill
0.000%, 03/02/2017[e]	$130,000	$129,662
Total US Treasury Bill (Cost $129,608)		129,662
Bank Loans — 5.5%
Bowie Resources LLC Term Loan 2nd Lien
11.750%, 08/16/2021[b]	177,060	144,304
Dynegy, Inc. Term Loan
5.000%, 07/31/2023[b]	150,000	147,985
Euramax International, Inc. Term Loan
16.000%, 09/30/2016[b]	1,739,213	1,652,252
Total Bank Loans (Cost $2,042,992)		1,944,542
Other Securities — 0.0%
PTMH Halcyon[a,f]	255,221	0
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012[f,g]	45,000	0
Tribune Litigation Interest[a,f]	13,789	0
Total Other Securities (Cost $58,789)		0
	Shares
Money Market Funds — 25.2%
Invesco Advisors, Inc. STIT — Treasury Portfolio — Institutional Class
0.27%[b]	8,956,424	8,956,424
Total Money Market Funds (Cost $8,956,424)		8,956,424
Total Investments (Cost $36,793,523) — 90.3%		32,094,702
Other Assets in Excess of Liabilities — 9.7%		3,493,865
Total Net Assets — 100.0%		$35,588,567

Percentages are stated as a percent of net assets.

PIK  Payment In-Kind

a  Non-income producing.

b  Variable Rate Security. The rate shown represents the rate at June 30, 2016.

c  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the value of these securities Total $4,790,002 which represents 13.5% of total net assets.

d  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the value of these securities total $2,348,926 which represents 6.6% of total net assets.

e  All or a portion have been committed as collateral for futures.

f  Security classified as Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2016, the value of these securities total $1,589,951 which represents 4.5% of total net assets.

g  Default or other conditions exist and security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

FUTURES CONTRACTS

June 30, 2016 (Unaudited)

	Expiration Month	Contracts	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts
US 5Yr Note	September 2016	3	$366,492	$(4,664)
US 10Yr Note	September 2016	24	3,191,625	(58,924)
US Long Bond	September 2016	4	689,375	(30,034)
USD IRS 5Yr Prime	September 2016	32	3,351,500	(47,985)
Total Short Futures Contracts				(141,607)
Total Futures Contracts — (0.4)%				$(141,607)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SWAP CONTRACTS

June 30, 2016 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Value	Moody's Rating of Reference Entity	Maximum Potential Future Payment (Receipt)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swap Buy Contracts
BNP Paribas S.A.	Markit CDX.HY.26[a]	Buy	(5.00%)	Jun 20 2021	$2,700,000	B1	$(2,700,000)	$(62,043)	$(22,603)
BNP Paribas S.A.	Markit CDX.IG.26[b]	Buy	(1.00%)	Jun 20 2021	2,000,000	Baa2	(2,000,000)	(15,313)	(5,463)
Total Credit Default Swap Contracts — (0.1)%								$(77,356)	$(28,066)

a  Markit CDX North American High Yield Index

b  Markit CDX Investment Grade Index

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$141,607
Total Interest Rate Contracts		$—		$141,607
Credit Contracts:
Swap Contracts	Swap payments paid & unrealized appreciation on swap contracts**	$—	Swap payments received & unrealized depreciation on swap contracts**	$28,066
Total Derivatives		$—		$169,673

*  Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Cumulative net appreciation/depreciation is presented on the Statement of Assets and Liabilities.

**  Includes both the unrealized gain/loss and the upfront payments paid or received on credit default swap contracts. As reported in the Swap Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments)	$(58,794)
Written Options	35,818
Total Equity Contracts	$(22,976)
Interest Rate Contracts:
Futures contracts	$(423,206)
Swap contracts	—
Foreign Exchange Contracts:
Forward contracts	—
Credit Contracts:
Swap contracts	(203,441)
Total Realized Loss on Derivatives	$(649,623)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$57,082
Written Options	(11,994)
Total Equity Contracts	$45,088
Interest Rate Contracts:
Futures contracts	$(219,327)
Swap contracts	(16,475)
Total Interest Rate Contracts	$(235,802)
Credit Contracts:
Swap contracts	21,047
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$(169,667)

The average quarterly market value of purchased and written options during the trailing four quarters ended June 30, 2016 were as follows:

Purchased options	$123,832
Written options	$21,839

The average quarterly notional amount of futures contracts during the trailing four quarters ended June 30, 2016 were as follows:

Long Futures Contracts
Interest Rate Contracts	$10,431,842
Short Futures Contracts
Interest Rate Contracts	$25,808,436

The average quarterly notional amount of swap contracts during the trailing four quarters ended June 30, 2016 were as follows:

Swaps	$49,855,000

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2016 (Unaudited):

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$— (1)	$—	$1,456,574	(2)	$1,456,574
Preferred Stocks	—	—	133,377		133,377
Asset Backed Securities	—	1,869,051	—		1,869,051
Mortgage Backed Securities	—	6,506,265	—		6,506,265
Corporate Bonds	—	10,894,382	—		10,894,382
Foreign Government Notes/Bonds	—	204,425	—		204,425
U.S. Government Treasury Bills	—	129,662	—		129,662
Bank Loans	—	1,944,542	—		1,944,542
Other Securities	—	—	—		—
Money Market Funds	8,956,424	—	—		8,956,424
Total Investments in Long Securities	$8,956,424	$21,548,327	$1,589,951		$32,094,702
Other Financial Instruments*
Short Futures Contracts	$(141,607)	$—	$—		$(141,607)
Credit Default Swap Buy Contracts	—	(28,066)	—		(28,066)
Total Other Financial Instruments	$(141,607)	$(28,066)	$—		$(169,673)

(1)  Please refer to the Schedule of Investments for additional information regarding the composition of the common stocks in Level 1.

(2)  The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Building Products	$0
Transportation Infrastructure	1,456,574
$1,456,574

* Includes cumulative appreciation (depreciation) on Other Financial Instruments as reported in their respective Schedules.

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2015	$5,119,636
Accrued discounts/premiums	39,548
Realized gain (loss)	(2,393,526)
Change in unrealized net depreciation	1,694,543
Purchases	—
(Sales)	(2,870,250)
Transfer in/(out) of Level 3	—
Balance as of June 30, 2016	$1,589,951
Change in unrealized appreciation/ depreciation during the period for level 3 investments held at June 30, 2016	$(141,689)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

The following provides information regarding the valuation techniques, inputs used, and other information related to the fair value of Level 3 investments as of June 30, 2016 (Unaudited).

Type of Security	Fair Value at 6/30/2016	Valuation Techniques	Unobservable Input	Range		Impact to Valuation from an Increase in Input
Common Stocks	$1,456,574	Market comparable companies	EBITDA multiple Revenue multiple	5.96 0.62x	x	Increase Increase
			Discount for lack of marketability	25%		Decrease
Preferred Stocks	133,377	Valuation based on financial information from company	Private company financial information Discount for lack of marketability	N/A 75%		Increase Decrease
Mortgage Backed Securities	—	Consensus pricing	Third party & broker quoted inputs	N/A		Increase
Corporate Bonds	—	Consensus pricing	Third party & broker quoted inputs	N/A		Increase
Other Securities	—	Consensus pricing	Inputs used by third party valuation firm	N/A		Increase

The significant unobservable inputs used in the fair value measurement of the Portfolio's rights are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Portfolio's common and preferred stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Advisor and the Portfolio's third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2016 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Assets and Liabilities
	Amounts of Recognized Assets	Statement Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Futures Contracts*	$—	$—	$—	$—	$—	$—
Credit Default Swap Contracts	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Futures Contracts*	$(141,607)	$—	$(141,607)	$—	$—	$(141,607)
Credit Default Swap Contracts	(28,066)	—	(28,066)	—	—	(28,066)
	$(169,673)	$—	$(169,673)	$—	$—	$(169,673)

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Variation margin is presented on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Long/Short Equity	Relative Value — Long/Short Debt
Assets:
Investments, at value (cost $63,484,448, $36,793,523)	$68,342,818	$32,094,702
Foreign currency, at value (cost $4,542,201, $20,673)	4,562,348	19,818
Cash	4,217,126	19,904
Receivable for investments sold	2,197,275	4,407,817
Dividends and interest receivable	48,265	524,211
Restricted Cash	21,188,116	108,883
Collateral paid on open swap contracts	—	206,462
Unrealized gain on swap contracts	1,065,537	—
Receivable for variation margin	—	5,013
Total Assets	101,621,485	37,386,810
Liabilities:
Securities sold short, at value (proceeds $23,701,265, $0)	22,282,744	—
Payable for investments purchased	4,846,573	1,492,051
Payable to broker for dividends and interest on securities sold short	29,697	—
Payable to Advisor	114,082	57,098
Payable for Portfolio shares redeemed	664,600	138,936
Unrealized loss on swap contracts	93,600	28,066
Swap payments received	—	77,356
Payable for swap interest	298,858	4,736
Total Liabilities	28,330,154	1,798,243
Net Assets	$73,291,331	$35,588,567
Net Assets Consist of:
Shares of beneficial interest	$86,681,600	$153,715,955
Undistributed net investment income (loss)	(3,678,522)	221,443
Accumulated net realized gain (loss)	(16,978,156)	(113,204,784)
Net unrealized appreciation (depreciation) on:
Investments	4,858,370	(4,644,821)
Securities sold short	1,418,521	—
Foreign currency and foreign currency translation	17,581	(329,553)
Futures contracts	—	(141,607)
Swap contracts	971,937	(28,066)
Total Net Assets	$73,291,331	$35,588,567
Shares outstanding (unlimited shares authorized, $0.001 par value)	9,614,116	4,390,934
Net asset value, offering and redemption price per share	$7.62	$8.11

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

STATEMENTS OF OPERATIONS

	For the Six Months Ended June 30, 2016 (Unaudited)
	Long/Short Equity	Relative Value — Long/Short Debt
Investment Income:
Dividend income (net of foreign withholding tax of $18,047, $0)	$336,022	$17,378
Interest income	56,296	3,186,497
Total Investment Income	392,318	3,203,875
Expenses:
Investment advisory fees (See Note 7)	977,585	758,334
Operating service fees (See Note 7)	139,655	109,122
Total operating expenses before dividends and interest on short positions	1,117,240	867,456
Dividends and interest on short positions	843,528	354,990
Total Expenses	1,960,768	1,222,446
Net Investment Income (Loss)	(1,568,450)	1,981,429
Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(7,415,662)	(27,671,079)
Foreign currency and foreign currency translation	292,483	50,119
Securities sold short	5,692,705	3,837,245
Futures contracts	—	(423,206)
Written option contracts	175,691	35,818
Swap contracts	541,778	(203,441)
Net Realized Gain (Loss)	(713,005)	(24,374,544)
Change in unrealized appreciation (depreciation) on:
Investments	(11,360,347)	17,055,435
Foreign currency and foreign currency translation	(29,672)	(218,007)
Securities sold short	(2,203,161)	(3,579,070)
Written option contracts	(125,175)	(11,994)
Futures contracts	—	(219,327)
Swap contracts	(1,138,136)	4,572
Net Change in Unrealized Appreciation (Depreciation)	(14,856,491)	13,031,609
Net Realized and Unrealized Gain (Loss)	(15,569,496)	(11,342,935)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,137,946)	$(9,361,506)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Short Equity	Relative Value — Long/Short Debt
Net Assets, December 31, 2014	$364,450,786	$638,531,000
2015:
Operations:
Net investment income (loss)	(7,101,860)	17,875,656
Net realized gain (loss)	20,931,527	(53,575,246)
Change in unrealized appreciation (depreciation)	(7,385,192)	12,828,209
Net Increase (Decrease) in Net Assets Resulting from Operations	6,444,475	(22,871,381)
Capital Share Transactions:
Proceeds from shares sold	66,250,756	27,853,222
Cost of shares redeemed	(226,287,876)	(460,197,192)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(160,037,120)	(432,343,970)
Total Increase/(Decrease) in Net Assets	(153,592,645)	(455,215,351)
Net Assets, December 31, 2015*	$210,858,141	$183,315,649
* Including undistributed net investment income (loss)	$(2,110,072)	$(1,759,986)
2016 (Unaudited):
Operations:
Net investment income (loss)	$(1,568,450)	$1,981,429
Net realized gain (loss)	(713,005)	(24,374,544)
Change in unrealized appreciation (depreciation)	(14,856,491)	13,031,609
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,137,946)	(9,361,506)
Capital Share Transactions:
Proceeds from shares sold	27,479,370	13,993,465
Cost of shares redeemed	(147,908,234)	(152,359,041)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(120,428,864)	(138,365,576)
Total Increase/(Decrease) in Net Assets	(137,566,810)	(147,727,082)
Net Assets, June 30, 2016**	$73,291,331	$35,588,567
** Including undistributed net investment income (loss)	$(3,678,522)	$221,443

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

1. ORGANIZATION

Underlying Funds Trust (the "UFT") is an open-end management investment company organized as a Delaware statutory trust and operates in a fund-of-funds structure. The UFT is comprised of two series of mutual funds, both of which are diversified, open-ended management investment companies (the "Portfolios"). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to the affiliated, publicly offered series of Hatteras Alternative Mutual Funds Trust (the "Funds").

As of June 30, 2016, the UFT consisted of the following Portfolios:

•  Long/Short Equity Portfolio

•  Relative Value — Long/Short Debt Portfolio

Hatteras Alternative Mutual Funds Trust (the "Trust") (until February 26, 2010, the Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the 1940 Act. The Trust is an open-ended management investment company issuing six diversified series of shares to investors and one diversified series of shares that is not publicly offered and only available to the affiliated, publicly offered series of the Trust. These financial statements contain the following seven series: Hatteras Alpha Hedged Strategies Fund ("Alpha"), Hatteras Alternative Multi-Manager Fund ("Alt. Multi-Manager"), Hatteras Managed Futures Strategies Fund ("Managed Futures"), Hatteras Long/Short Equity Fund ("Long/Short Equity"), Hatteras Long/Short Debt Fund ("Long/Short Debt"), Hatteras Event Driven Fund ("Event Driven"), which is not publicly offered, and Hatteras Disciplined Opportunity Fund ("Disciplined Opportunity") (individually a "Fund," collectively the "Funds"). Alpha commenced operations on September 23, 2002. Alt. Multi-Manager, Long/Short Debt, and Long/Short Equity commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund, with the exception of Event Driven, Managed Futures and Disciplined Opportunity pursues its investment objective by investing in other affiliated mutual funds in the Trust or in the UFT.

Under a fund-of-funds structure, each Fund other than Event Driven, Managed Futures and Disciplined Opportunity invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Hatteras Funds LP (the "Advisor") and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the "Board") may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification 946 Financial Services — Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the UFT.

Cash — Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. Restricted cash includes deposits for short sales.

Security Valuation — The Funds' investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the

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NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation (continued)

domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to June 30, 2016 related to subsequent valuation information obtained. There were no such adjustments made to the value of investments as of June 30, 2016.

Various inputs are used in determining the value of the Portfolios' investments. A summary of the inputs used to value the Portfolio's net assets as of June 30, 2016 is located in a table following each Portfolio's Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss — Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Capital gain distributions received are recorded as capital gains.

Repurchase Agreements — The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Reverse Repurchase Agreements — The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the Advisor or otherwise cover its obligations under reverse repurchase agreements.

Foreign Currency Translations and Transactions — The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities — The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are

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NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Convertible Securities (continued)

usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants — The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios' entire investment therein).

Short Sales — The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statements of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities — The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced ("TBA") Transactions — The Portfolios may purchase securities on a forward commitment or on a 'To Be Announced" basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the six months ended June 30, 2016, the Portfolios did not engage in any TBA transactions.

Bank Loans — The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio's investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower.

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June 30, 2016 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Bank Loans (continued)

Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Taxes and Distributions to Shareholders — The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2015. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits or uncertain tax positions in the statements of operations. During the year ended December 31, 2015, the Portfolios did not incur any interest or penalties.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2015, open Federal tax years include the tax years ended December 31, 2012 through December 31, 2015, and open North Carolina tax years include the tax years ended December 31, 2012 through December 31, 2015. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered. The Portfolios, therefore, are only available to the affiliated, publicly offered Funds making the Portfolios controlled entities under the tax rules. Due to the tax rules related to controlled entities, when a Fund redeems shares of one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale. Consequently, to the extent that the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital. The Funds do not record the dividend income for book purposes, but recognizes the distribution of income to shareholders on the Statements of Changes in Net Assets.

Guarantees and Indemnifications — In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements — UFT is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. A summary of the effects of these Master Netting Arrangements on the Statements of Assets and Liabilities as of June 30, 2016, is located in a table following each Portfolio's Schedule of Investments in these financial statements.

3. DERIVATIVE TRANSACTIONS

The Portfolios utilized derivative instruments during the six months ended June 30, 2016. The Portfolios' use of derivatives included credit defaults swaps, interest rate swaps, total return swaps, futures, and options. The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Long/Short Equity — The Long/Short Equity Portfolio uses total return swaps and options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility. The Portfolio uses total return swaps for hedging purposes. The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

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June 30, 2016 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Relative Value — Long/Short Debt — The Relative Value — Long/Short Debt Portfolio uses credit default swaps, interest rate swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation. The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets. The Portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios. The Portfolio used long options to take speculative positions, while also writing options to provide an additional source of revenue to the Portfolio.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the Advisor's or Sub-Advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps

A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Interest Rate Swaps

An interest rate swap is a financial contract between two parties, where one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act Title VII ("Dodd-Frank"), certain swap instruments are required to be centrally cleared. Currently, the Portfolios centrally clear Interest Rate Swaps and certain CDS. Through central clearing, counterparty and liquidity risk are mitigated through the use of swap execution facilities and registered swap clearinghouses.

Futures

A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk. In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses. The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Options

Call options give the owner the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

The premiums received by the Portfolios during the six months ended June 30, 2016, were as follows:

	Long/Short Equity	Relative Value — Long/Short Debt
Options outstanding at December 31, 2015	$216,791	$27,474
Options written	1,887,082	60,392
Options closed	(1,472,424)	(79,189)
Options exercised	(156,048)	—
Options expired	(475,401)	(8,677)
Options outstanding at June 30, 2016	$—	$—

The number of option contracts written by the Portfolios during the six months ended June 30, 2016, were as follows:

	Long/Short Equity	Relative Value — Long/Short Debt
Options outstanding at December 31, 2015	967	634
Options written	9,249	1,066
Options closed	(7,026)	(1,556)
Options exercised	(641)	—
Options expired	(2,549)	(144)
Options outstanding at June 30, 2016	—	—

Further information regarding derivative activity for each Portfolio can be found in the Schedule of Investments.

4. OWNERSHIP BY AFFILIATED PARTIES

As of June 30, 2016 the four affiliated series of Hatteras Alternative Mutual Funds Trust had the following ownership of each of the Funds and Portfolios:

	Alpha	Long/Short Equity	Long/Short Debt	Alt. Multi- Manager
Event Driven*	93.96%	0.00%	0.00%	6.04%
Long/Short Equity Portfolio	68.90%	27.94%	0.00%	3.16%
Managed Futures Strategies — Class H	100.00%	0.00%	0.00%	0.00%
Relative Value — Long/Short Debt	8.52%	0.00%	88.94%	2.54%

*  The Hatteras Event Driven Fund and the Hatteras Managed Futures Strategies Fund — Class H are affiliated registered investment companies under the 1940 Act, but are not publicly offered and therefore is only available to the affiliated, publicly offered series of the Funds.

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4. OWNERSHIP BY AFFILIATED PARTIES (CONTINUED)

Investment Objectives

As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Long/Short Equity

Investment Objective

The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle. A market cycle is three to five years

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more Sub-Advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more Sub-Advisors, the Portfolio seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Relative Value-Long/Short Debt

Investment Objective

Relative Value — Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities. Such strategies are designed to allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond,

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NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

4. OWNERSHIP BY AFFILIATED PARTIES (CONTINUED)

Relative Value-Long/Short Debt (continued)

common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as "junk bonds." The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of its assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds ("ETFs"). The Advisor expects that the Portfolio's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Relative Value — Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income — Sovereign: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as "junk bonds."

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

5. INVESTMENT TRANSACTIONS

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2016 for the Portfolios (excluding short-term investments) are as follows:

	Long/Short Equity	Relative Value — Long/Short Debt*
Purchases of securities	$312,617,838	$11,264,512
Sales of securities	438,431,450	149,654,094

*  Includes $338,078 of purchases and $4,606,306 of sales of U.S. Government Securities. U.S. Government transactions are defined as those involving U.S. Treasury bills, bonds and notes.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

6. FEDERAL INCOME TAXES

The cost basis of investments for federal income tax purposes at December 31, 2015 were as follows:

	Long/Short Equity	Relative Value — Long/Short Debt
Cost of Investments	$208,146,254	$213,163,224
Gross tax unrealized appreciation	22,323,547	4,312,730
Gross tax unrealized depreciation	(20,673,457)	(28,451,610)
Net tax unrealized appreciation (depreciation)	$1,650,090	$(24,138,880)

The differences between book and tax basis of investments is attributable to a variety loss deferrals and other temporary differences related to the tax treatment of income from the Portfolios' investments.

At December 31, 2015, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Long/Short Equity	Relative Value — Long/Short Debt
Net tax unrealized appreciation (depreciation) on investments	$1,650,090	$(24,138,880)
Net unrealized on shorts and written options	3,746,857	3,591,064
Capital loss carryover	—	(88,056,639)
Other accumulated earnings/(losses)	(1,649,270)	(161,427)
Total accumulated earnings/(losses)	$3,747,677	$(108,765,882)

The Portfolios hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2015.

As of December 31, 2015, the Portfolios had accumulated capital loss carryovers of:

Long/Short Equity
Capital loss carryover	$—
Expiration date	N/A
	Relative Value — Long/Short Debt	Relative Value — Long/Short Debt
Capital loss carryover	$2,583,689[1,2]	$12,809,960[2]
Expiration date	12/31/2016	12/31/2017
	Relative Value — Long/Short Debt	Relative Value — Long/Short Debt
Capital loss carryover	$12,770,832[2]	$59,892,158[3]
Expiration date	12/31/2018	Unlimited

There were no capital loss carryovers utilized for any Portfolios during the year.

1  The entire amount of $2,583,689 is related to the Merger of Underlying Funds Trust — Arbitrage -1 Portfolio.

2  Capital loss carryover is considered short-term.

3  Capital loss carryover is considered $37,526,899 short-term and $22,365,259 long-term.

During the year ended December 31, 2015, $3,364,912 in capital loss carryovers expired in Relative Value — Long/Short Debt.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

6. FEDERAL INCOME TAXES (CONTINUED)

At December 31, 2015, the following Portfolios deferred, on a tax basis, losses of:

	Post October	Late Year Ordinary Loss
Long/Short Equity	$733,998	$—
Relative Value — Long/Short Debt	—	—

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2014 were as follows:

	Long/Short Equity	Relative Value — Long/Short Debt
Ordinary income	$—	$—
Long term capital gain	—	—
Total distributions paid	—	—
Return of capital*	116,849,258	270,084,237
Long term capital gain distributions from redemptions	22,589,346	—
Taxable overdistributions	—	—
Ordinary income distributions from redemptions*	—	27,978,229
Total redemptions characterized as distributions for tax purposes	$139,438,604	$298,062,466

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2015 were as follows:

	Long/Short Equity	Relative Value — Long/Short Debt
Ordinary income	$—	$—
Long term capital gain	—	—
Total distributions paid	—	—
Return of capital*	208,543,665	445,785,235
Long term capital gain distributions from redemptions	9,533,113	—
Taxable overdistributions	—	—
Ordinary income distributions from redemptions*	8,500,117	14,411,957
Total redemptions characterized as distributions for tax purposes	$226,576,895	$460,197,192

*  Certain redemptions were deemed as distributions for income tax purposes due to Alpha, Long/Short Debt, Long/Short Equity, Alt. Multi-Manager and Managed Futures' ownership of the respective UFT's.

For the year ended December 31, 2015, the following adjustments were made on the Statements of Assets and Liabilities for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Long/Short Equity portfolio	$5,614,589	$(23,645,176)	$18,030,587
Relative Value — Long/Short Debt	(19,301,467)	8,061,308	11,240,159

The permanent differences primarily relate to foreign currency, Net Operating Losses, Real Estate Investment Trust (REIT) adjustments, certain debt instruments and exchange traded fund adjustments with differing book and tax methods.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

7. RELATED PARTY TRANSACTIONS AND OTHER

Investment Advisor — Pursuant to the Investment Advisory Agreement (the "Advisory Agreement"), the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios' average daily net assets. The Advisor has also entered into an Operating Services Agreement (the "Services Agreement") with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.25% of the Portfolios' average daily net assets.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution — Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the "Distributor") for the Funds. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

UFT Maximum Fund Fees and Expenses — The maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of each Portfolios daily average net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds' and the Portfolios' borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers — US Bancorp Fund Services, LLC (the "Administrator") provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers — The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds and Portfolios. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

8. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each Portfolio were as follows:

	Long/Short Equity	Relative Value — Long/Short Debt
Shares outstanding, January 1, 2015	45,165,690	67,780,187
Shares sold	8,011,183	2,956,866
Shares redeemed	(27,414,541)	(49,693,195)
Shares outstanding, December 31, 2015	25,762,332	21,043,858
Shares sold	3,634,874	1,677,851
Shares redeemed	(19,783,090)	(18,330,775)
Shares outstanding, June 30, 2016	9,614,116	4,390,934

9. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

UNDERLYING FUNDS TRUST

FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended December 31,
Long/Short Equity	June 30, 2016 (Unaudited)		2015	2014	2013	2012	2011
Per Share Data(1):
Net Asset Value, Beginning of Period	$8.18		$8.07	$7.78	$6.82	$6.81	$6.34
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.11)		(0.20)	(0.15)	(0.15)	(0.14)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.45)		0.31	0.44	1.11	0.15	0.62
Total Gain (loss) from Investment Operations	(0.56)		0.11	0.29	0.96	0.01	0.47
Less Dividends and Distributions:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$7.62		$8.18	$8.07	$7.78	$6.82	$6.81
Total Return	(6.87	)%(4)	1.44%	3.77%	14.07%	0.09%	7.41%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$73,291		$210,858	$364,451	$329,033	$213,837	$231,324
Ratio of expenses including dividends on short positions and interest expense to average net assets(3):	3.51	%(5)	3.32%	2.99%	2.92%	3.01%	2.88%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.00%	2.00%	2.24%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.81	)%(5)	(2.47)%	(1.88)%	(2.10)%	(2.04)%	(2.30)%
Ratio of dividends on short positions and interest expense to average net assets:	1.51	%(5)	1.32%	0.99%	0.92%	1.01%	0.64%
Portfolio turnover rate	391	%(4)	726%	486%	401%	274%	293%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  The ratio shown here reflects the expenses of the Portfolio net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited) (continued)

UNDERLYING FUNDS TRUST

FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended December 31,
Relative Value — Long/Short Debt	June 30, 2016 (Unaudited)		2015	2014	2013	2012	2011
Per Share Data(1):
Net Asset Value, Beginning of Period	$8.71		$9.42	$9.63	$9.05	$8.50	$8.50
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	0.19		0.40	0.34	0.29	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.79)		(1.11)	(0.55)	0.29	0.25	(0.30)
Total Gain (loss) from Investment Operations	(0.60)		(0.71)	(0.21)	0.58	0.55	—
Less Dividends and Distributions:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$8.11		$8.71	$9.42	$9.63	$9.05	$8.50
Total Return	(6.98	)%(4)	(7.52)%	(2.12)%	6.39%	6.43%	0.00%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$35,589		$183,316	$638,531	$543,609	$180,844	$154,396
Ratio of expenses including dividends on short positions and interest expense to average net assets(3):	2.82	%(5)	2.77%	2.46%	2.35%	2.55%	2.60%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.00%	2.00%	2.25%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	4.57	%(5)	4.21%	3.53%	3.09%	3.39%	3.54%
Ratio of dividends on short positions and interest expense to average net assets:	0.82	%(5)	0.77%	0.46%	0.35%	0.55%	0.35%
Portfolio turnover rate	16	%(4)	115%	167%	186%	249%	107%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  The ratio shown here reflects the expenses of the Portfolio net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS UNDERLYING FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2016 (Unaudited)

The following Expense Example is presented for Long/Short Equity, and Relative Value — Long/Short Debt (each, a "Portfolio" and together, "Portfolios"), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio. Actual expenses of the Portfolios are expected to vary among each Portfolio. The Example below includes, but is not limited to, investment advisory fees and operating services fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LONG/SHORT EQUITY

Based on Actual Total Return1

	Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Actual	-6.87%	$1,000.00	$931.30	3.51%	$16.85
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,007.41	3.51%	17.52

RELATIVE VALUE — LONG/SHORT DEBT

Based on Actual Total Return1

	Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Actual	-6.98%	$1,000.00	$930.20	2.82%	$13.53
Hypothetical (5% return before expenses)	2.49%	1,000.00	1,010.84	2.82%	14.10

1  For the six-months ended June 30, 2016.

2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

INVESTMENT ADVISOR

Hatteras Funds, LP
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

DISTRIBUTOR

Hatteras Capital Distributors, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL

Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

TOLL FREE TELEPHONE NUMBER:

1-877-569-2382

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without  charge upon request by calling 1-877-569-2382

The Funds' Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds' website, www.hatterasfunds.com, or on the SEC's website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2016, is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Trust's first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust's portfolio holdings as of the end of those fiscal quarters. The Trust's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

To reduce expenses, the Funds may mail only one copy of the Funds' prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-569-2382 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

This report must be accompanied or preceded by the Funds' current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Advisor Solutions

By	(Signature and Title)	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2016

By	(Signature and Title)	/s/ Michael J. Belland
Michael J. Belland, Treasurer/Principal Financial Officer

Date	9/2/2016